As filed with the U.S. Securities and Exchange Commission on January 12, 2018

  File No. 033-58041
  File No. 811-07257

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933
  POST-EFFECTIVE AMENDMENT NO. 105  ☒
  and
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940
  AMENDMENT NO. 106  ☒

SEI INSTITUTIONAL INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices)

(610) 676-1000
(Registrant's Telephone Number)

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on January 15, 2018 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐  on [date] pursuant to paragraph (a)(1) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485
  ☐  on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

  ☐  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

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SEI INSTITUTIONAL INVESTMENTS TRUST

About This Prospectus

FUND SUMMARY
U.S. EQUITY FACTOR ALLOCATION FUND	1
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
MORE INFORMATION ABOUT INVESTMENTS	4
MORE INFORMATION ABOUT RISKS	5
Risk Information Common to the Fund	5
More Information About Principal Risks	5
GLOBAL ASSET ALLOCATION	7
INVESTMENT ADVISER	8
Information About Fee Waivers	8
PURCHASING, EXCHANGING AND SELLING FUND SHARES	9
HOW TO PURCHASE FUND SHARES	10
Pricing of Fund Shares	10
Minimum Purchases	13
Frequent Purchases and Redemptions of Fund Shares	13
Foreign Investors	14
Customer Identification and Verification and Anti-Money Laundering Program	14
HOW TO EXCHANGE YOUR FUND SHARES	15
HOW TO SELL YOUR FUND SHARES	16
Receiving Your Money	16
Methods Used to Meet Redemption Obligations	16
Low Balance Redemptions	16
Suspension of Your Right to Sell Your Shares	16
Telephone Transactions	16
Unclaimed Property	17
DISTRIBUTION OF FUND SHARES	17
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	17
DIVIDENDS, DISTRIBUTIONS AND TAXES	17
Dividends and Distributions	17
Taxes	17
ADDITIONAL INFORMATION	19
FINANCIAL HIGHLIGHTS	20
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INVESTMENTS TRUST	Back Cover

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U.S. EQUITY FACTOR ALLOCATION FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses^	0.10%
Total Annual Fund Operating Expenses	0.35%

^ Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
U.S. Equity Factor Allocation Fund — Class A Shares	$36	$113

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities, such as structured notes and convertible bonds, of U.S. companies of all capitalization ranges. The Fund may also, to a lesser extent, invest in American Depositary Receipts (ADRs) and interests in real estate investments

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trusts (REITs). The Fund's investment portfolio will be diversified and will not be concentrated in any particular industry or sector.

The Fund uses a quantitative-based, active stock selection investment strategy, which typically relies on a model-based approach to make investment decisions. The Fund quantitatively categorizes and selects securities based on certain characteristics ("Factors") that are determined by SEI Investments Management Corporation (SIMC or the Adviser), including, but not limited to, volatility, share price performance, earnings, book value, revenues, cash flow or stock price. The Adviser uses its own judgement and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. Through the Adviser's model-based systems, the Fund generally seeks to select securities so that each Factor contributes proportionately to the Fund's long-term risk-adjusted expected payoff. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions. Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Investment Style Risk — The risk that the Fund's investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

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REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra	Since 2018	Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 4 of this prospectus.

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Purchase and Sale of Fund Shares

The Fund's minimum investment requirements for Class A Shares are: (a) that you must be an Eligible Investor (i.e., institutions or other SIMC advisory clients that have entered into an investment management agreement with SIMC or employee benefit plans and other similar entities purchasing through approved intermediaries); and (b) that your minimum initial investment must be $100,000, with minimum subsequent investments of $1,000, which may be waived at discretion of SIMC. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund are generally taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, such as a bank, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC. SIMC currently directly manages all of the assets of the Fund in a manner that it believes will help the Fund achieve its investment goals.

This prospectus describes the Fund's principal investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that SIMC uses under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. In addition, for temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income

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securities. The Fund will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. During such a time, the Fund may not achieve its investment goal. The Fund may lend its securities to certain financial institutions in an attempt to earn additional income. Unless otherwise explicitly stated herein, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board without shareholder approval. Further, the investment goal of the U.S. Equity Factor Allocation Fund is not fundamental and may be changed by the Board without shareholder approval.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Fund

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. SIMC makes judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. You could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about the principal risks of investing in the Fund:

Convertible Securities and Preferred Stocks — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers' common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

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Depositary Receipts — Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including American Depositary Receipts (ADRs), are subject to many of the risks associated with investing directly in foreign securities.

Equity Market — Because the Fund purchases equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility.

Investment Style — Investment style risk is the risk that the Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as whole.

Large Capitalization — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

Portfolio Turnover — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.

Quantitative Investing — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

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Real Estate Investment Trusts (REITs) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also indirectly bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code) or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (1940 Act).

Securities Lending — The Fund may lend its securities to certain financial institutions in an attempt to earn additional income. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights, including voting rights, in the loaned securities during the term of the loan or delay in recovering loaned securities if the borrower fails to return them or becomes insolvent. The Fund that lends its securities may pay lending fees to a party arranging the loan.

Small and Medium Capitalization Issuers — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

GLOBAL ASSET ALLOCATION

The Fund and other funds managed by SIMC are used within global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Fund is designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Fund and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Fund and other funds. Because a large portion of the assets

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in the Fund and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. While reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could in certain cases have a detrimental effect on the Fund if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing the Fund to incur taxable gains. SIMC seeks to manage the impact to the Fund resulting from reallocations in the Strategies.

INVESTMENT ADVISER

SIMC, an SEC registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of September 30, 2017, SIMC had approximately $170.99 billion in assets under management. The Fund is managed by SIMC.

Although the Fund is able to use a multi-manager approach whereby the Fund's assets would be allocated among multiple sub-advisers, the Fund's assets currently are managed directly by SIMC. SIMC may, in the future, determine to act as a manager of managers with respect to some or all of the Fund's assets and allocate Fund assets to one or more sub-advisers, upon approval from the Board.

Eugene Barbaneagra, CFA, directly manages a portion of the assets of the Fund. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for the portfolio strategy of US and Global Managed Volatility Funds and a number of core Global Equity funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. Mr. Barbaneagra earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA Charterholder and a member of UK Society of Investment Professionals.

The Fund will pay SIMC advisory fees, as a percentage of the average daily net assets of the Fund, at the following annual rates:

	Investment Advisory Fees	Expected Investment Advisory Fees After Fee Waivers
U.S. Equity Factor Allocation Fund	0.25%	0%

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's annual report, which will cover the period from inception through May 31, 2018.

SIMC has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act (CEA) with respect to certain products not included in this prospectus. SEI Institutional Investments Trust (the Trust) has claimed, on behalf of the Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the CEA. The Trust and the Fund are therefore not subject to registration or regulation as a pool operator under the CEA.

Information About Fee Waivers

The Fund's total annual Fund operating expenses for the current fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary section because the Fund's adviser and/or the Fund's administrator expect to voluntarily waive a portion of its

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fees to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions and prime broker fees, taxes, Trustees fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The voluntary waivers by the Fund's adviser and administrator are limited to the Fund's direct operating expenses and therefore will not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (AFFE). In addition, the Fund may participate in a commission recapture program where the Fund's trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades are then used to pay the Fund's expenses. The Fund's adviser and/or the Fund's administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's total annual Fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name — Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, Short Sale Expenses, and Reverse Repurchase Expenses and after commission recapture, if applicable)*
U.S. Equity Factor Allocation Fund	0.35%	0.05%	0.05%	0.05%

* AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in other investment companies during the current fiscal year.

The SAI provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership, if any, of Fund shares.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A shares of the Fund.

The Fund offers Class A Shares to institutions, including defined benefit plans, defined contribution plans, healthcare defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, Taft-Hartley plans and other SIMC advisory clients that have entered into an Investment Management Agreement with SIMC (Eligible Investors). Under each Investment Management Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk and to develop a plan for the allocation of its assets. Each Investment Management Agreement sets forth the fee to be paid to SIMC by the Eligible Investor, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance-based fee or a fixed-dollar fee for certain specified services.

Eligible Investors also include employee benefit plans and other similar entities that purchase the Fund through an intermediary that has a written agreement with the Fund (or its agent) authorizing its availability on the intermediary's platform.

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For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.

Eligible Investors (as defined above) may purchase, sell or exchange shares by placing orders with the Transfer Agent or the Fund's authorized agent. Authorized financial institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in the Fund in any twelve-month period). For more information regarding the Fund's policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

The Fund calculates its NAV per share once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). For you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the next determined NAV after the intermediary receives the request, if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on

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National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, the Fund will value the security using the Fund's Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund's Fair Value Procedures until an independent source can be secured. Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

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Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund's administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or if the Fund's administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund's Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated sub-committee. However, when the change would not materially affect the valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund's Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer's industry, (iv) the liquidity of the security, (v) the size of the holding in the Fund or (vi) any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates it's NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of

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the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indexes, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Fund's administrator, the administrator notifies SIMC that such limits have been exceeded. In such event, SIMC makes the determination whether a Committee meeting should be called based on the information provided.

The Fund may use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" that is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund shall value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Minimum Purchases

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in the Fund, with minimum subsequent investments of $1,000, which may be waived at the discretion of SIMC. The Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in the Fund in any twelve-month period. A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or

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most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.  if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund's policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund's policies, the Fund may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control and any other information available to the Fund.

The Fund's monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.

The Fund may be sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This

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information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the next determined NAV after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

An authorized financial institution or intermediary may exchange Class A Shares of the Fund for Class A Shares of any other fund of SEI Institutional Investments Trust on any Business Day by placing orders with the Transfer Agent or the Fund's authorized agent. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of the Fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the next calculated NAV after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

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HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next determined NAV after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your redemption on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Methods Used to Meet Redemption Obligations

The Fund generally pays sale (redemption) proceeds in cash during normal conditions. To the extent that the Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Fund also operates an interfund lending program that enables the Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help the Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is unlikely that your shares would be redeemed in kind, in such event you likely would have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption and you will bear the investment risk of the distributed securities until the distributed securities are sold. All of these methods may be used during both normal and stressed market conditions.

Low Balance Redemptions

The Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a financial institution, intermediary or shareholder that fails to maintain an investment of at least $1,000 in the Fund.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons, as permitted by the 1940 Act and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

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Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (i.e., no owner-initiated contact for a certain period), returned mail (i.e., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once the Fund flags property as unclaimed, the Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state. More information on unclaimed property and how to maintain an active account is available through your state.

If you are a Texas resident, you may designate a representative to receive notice of the potential escheatment of your property. The designated representative would not have any rights to your shares. Please contact your financial intermediary for additional information.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo. or the Distributor) is the distributor of the shares of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information, including policies and procedures, for the Fund can be obtained in the Fund's SAI and on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date of which the data relates, at which time it will be permanently removed from the site.

Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income periodically as a dividend to shareholders. It is the policy of the Fund to pay dividends quarterly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important U.S. federal income tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

This summary does not apply to shares held in individual retirement accounts or other tax-qualified plans, which are generally not subject to current taxation. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should consult your tax advisor regarding the rules governing your own retirement plan or tax-qualified plan.

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The recently enacted Tax Cuts and Jobs Act (the "Tax Reform Bill") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Most of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. The Tax Reform Bill makes only minor changes to the regulated investment company ("RIC") rules, but contains numerous changes to the tax rules that may affect shareholders and may indirectly affect the Fund. You should consult your tax advisor for specific guidance regarding the impact of the Tax Reform Bill on the tax effects of your investment in the Fund.

The Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state and local taxation, depending upon your tax situation. Dividend distributions, including net short-term capital gains, but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Certain dividend distributions may qualify for the reduced tax rates on qualified dividend income to the extent certain holding period requirements are met by you and by the Fund. Qualified dividend income is, in general, dividends from domestic corporations and from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States or the stock of which is readily tradable on an established securities market in the United States). Distributions reported by the Fund as long-term capital gains distributions and qualified dividend income are generally taxable at the rates applicable to long-term capital gains, currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets), regardless of how long you have held your Fund shares. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than twelve months. Capital gain or loss realized upon a sale or exchange of Fund shares held for twelve months or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

The Fund's investment in foreign securities may be subject to foreign income taxes withheld at the source. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Fund.

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The Fund may invest in REITs. The Tax Reform Bill treats "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Reform Bill does not contain a provision permitting a RIC to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in RICs that invest in such REITs will not. It is uncertain whether a future technical corrections bill will address this issue to enable RICs to pass through the special character of "qualified REIT dividends" to a RIC's shareholders.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

The SAI contains more information about taxes.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties (including, among others, the Fund's investment adviser, custodian, transfer agent, accountants and distributor) who provide services to the Fund. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or any right to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this prospectus, the SAI nor any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws.

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FINANCIAL HIGHLIGHTS

As of January 15, 2018, the Fund had not yet commenced operations. Accordingly, financial highlights are not available.

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 15, 2018 includes more detailed information about SEI Institutional Investments Trust. The SAI is on file with the U.S. Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Fund at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: SEI Institutional Investments Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund's Web site at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investments Trust's Investment Company Act registration number is 811-07257.

As of January 15, 2018

PROSPECTUS

SEI Institutional Investments Trust

Class A Shares

›  U.S. Equity Factor Allocation Fund (SEHAX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI-F-134 (1/18)

seic.com

STATEMENT OF ADDITIONAL INFORMATION

SEI INSTITUTIONAL INVESTMENTS TRUST

Class A Shares

U.S. Equity Factor Allocation Fund (SEHAX)

Adviser:

SEI Investments Management Corporation

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's prospectus relating to Class A Shares of the U.S. Equity Factor Allocation Fund (the "Prospectus") dated January 15, 2018. The Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

January 15, 2018

SEI-F-135 (1/18)

TABLE OF CONTENTS

THE TRUST	S-1
INVESTMENT OBJECTIVES AND POLICIES	S-1
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-1
American Depositary Receipts	S-2
Commercial Paper	S-2
Derivatives	S-3
Equity-Linked Warrants	S-4
Equity Securities	S-4
Fixed Income Securities	S-5
Foreign Securities and Emerging Frontier Markets	S-7
Forward Foreign Currency Contracts	S-11
Futures Contracts and Options on Futures Contracts	S-13
Illiquid Securities	S-15
Interfund Lending and Borrowing Arrangements	S-15
Options	S-15
Quantitative Investing	S-17
Real Estate Investment Trusts	S-17
Repurchase Agreements	S-17
Restricted Securities	S-18
Reverse Repurchase Agreements and Sale-Buybacks	S-18
Risks of Cyber Attacks	S-19
Securities Lending	S-19
Swaps, Caps, Floors, Collars and Swaptions	S-20
U.S. Government Securities	S-23
INVESTMENT LIMITATIONS	S-24
THE ADMINISTRATOR AND TRANSFER AGENT	S-26
THE ADVISER	S-27
DISTRIBUTION AND SHAREHOLDER SERVICING	S-29
TRUSTEES AND OFFICERS OF THE TRUST	S-30
PROXY VOTING POLICIES AND PROCEDURES	S-38
PURCHASE AND REDEMPTION OF SHARES	S-39
TAXES	S-40
FUND PORTFOLIO TRANSACTIONS	S-46
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-48
DESCRIPTION OF SHARES	S-49
LIMITATION OF TRUSTEES' LIABILITY	S-49
CODES OF ETHICS	S-50
VOTING	S-50
SHAREHOLDER LIABILITY	S-50
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-50
MASTER/FEEDER OPTION	S-50
CUSTODIAN	S-51
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-51
LEGAL COUNSEL	S-51
APPENDIX A—DESCRIPTION OF RATINGS	A-1

January 15, 2018

THE TRUST

SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. At this time shareholders may purchase only Class A shares of a fund. Each share of a fund represents an equal proportionate interest in that fund with each other share of that fund.

The management and affairs of the Trust are supervised by a Board of Trustees (each member, a "Trustee" and collectively, the "Trustees" or the "Board") under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described in this Statement of Additional Information ("SAI"), certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including, among others, the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

This SAI relates to the U.S. Equity Factor Allocation Fund (the "Fund").

The investment adviser is SEI Investments Management Corporation ("SIMC" or the "Adviser").

INVESTMENT OBJECTIVES AND POLICIES

U.S. EQUITY FACTOR ALLOCATION FUND—The investment objective of the U.S. Equity Factor Allocation Fund is to provide long-term growth of capital and income.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities of U.S. companies of all capitalization ranges. The Fund may also, to a lesser extent, invest in American Depositary Receipts (ADRs) and interests in real estate investments trusts (REITs). The Fund's investment portfolio will be diversified and will not be concentrated in any particular industry or sector.

The Fund uses a quantitative-based, active stock selection investment strategy, which typically relies on a model-based approach to make investment decisions. The Fund quantitatively categorizes and selects securities based on certain characteristics ("Factors") that are determined by SEI Investments Management Corporation (SIMC or the Adviser). These Factors may include security characteristics such as volatility, value or share price performance. The Adviser uses its own model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. Through the Adviser's model-based systems, the Fund generally seeks to select securities so that each Factor contributes proportionately to the Fund's long-term risk-adjusted expected payoff. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions. Due to its investment strategy, the Fund may buy and sell securities frequently.

There can be no assurance that the Fund will achieve its investment objective.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Fund's "Investment Objectives and Policies" section and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Adviser, such investments or investment practices will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas. SIMC may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with and not permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's investment objectives.

AMERICAN DEPOSITARY RECEIPTS—ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include adverse future political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Although the two types of depositary receipt facilities (unsponsored and sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depositary and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance generally not exceeding 270 days. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

DERIVATIVES—In an attempt to reduce systemic and counterparty risks associated with over-the-counter ("OTC") derivatives transactions, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") requires that a substantial portion of OTC derivatives be executed in regulated markets and submitted for clearing to regulated clearinghouses. The Commodities Futures Trading Commission ("CFTC") also requires a substantial portion of derivative transactions that have historically been executed on a bilateral basis in the OTC markets to be executed through a regulated swap execution facility or designated contract market. The SEC is expected to impose a similar requirement with respect to security-based swaps. Such requirements could limit the ability of the Fund to invest or remain invested in derivatives and may make it more difficult and costly for investment funds, including the Fund, to enter into highly tailored or customized transactions. They may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

OTC trades submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible SEC- or CFTC-mandated margin requirements. The regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives. Under recently-adopted regulations by the CFTC and federal banking regulators ("Margin Rules"), the Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared swaps. The Margin Rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared swap transactions. However, due to the compliance timeline within the Margin Rules, it is unlikely that the Fund will be required to comply with such initial margin requirements until March 1, 2020. In the event the Fund is required to post collateral in the form of initial margin in respect of its uncleared swap transactions, all such collateral will be posted with a third party custodian pursuant to a triparty custody agreement between the Fund, its dealer counterparty and an unaffiliated custodian.

Although the Dodd-Frank Act requires many OTC derivative transactions previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearinghouse, certain of the derivatives that may be traded by the Fund may remain principal-to-principal or OTC contracts between the Fund and third parties. The risk of counterparty non-performance can be significant in the case of these OTC instruments, and "bid-ask" spreads may be unusually wide in these markets. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be complex, may include: (1) credit risks (the exposure to the possibility of loss resulting from a counterparty's failure to meet its financial obligations), as further discussed below; (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party's legal capacity to enter into it could render the transaction unenforceable, and the insolvency or bankruptcy of a counterparty could pre-empt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate derivative transactions); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Dealers and major swap participants with whom the Fund may trade will be subject to minimum capital and margin requirements. These requirements may apply irrespective of whether the OTC derivatives in question are traded bilaterally or cleared. OTC derivatives dealers are subject to business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements may increase the overall costs for OTC derivative dealers, which are likely to be passed along, at least partially, to market participants in the form of higher fees or less advantageous dealer marks. The full impact of the Dodd-Frank Act on the Fund remains uncertain, and it is unclear how the OTC derivatives markets will ultimately adapt to this new regulatory regime.

More information about particular types of derivatives instruments is included below in the sections titled "Forward Foreign Currency Contracts" and "Futures Contracts and Options on Futures Contracts."

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and purchases shares in the local market. The broker then issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrant can be redeemed for 100% of the value of the underlying stock (less transaction costs). American style warrants can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker; however, the Adviser may select to mitigate this risk by only purchasing from issuers with high credit ratings. Equity-linked warrants also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.

Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including through recognized foreign exchanges, registered exchanges in the U.S. or the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Fund may purchase preferred stock of all ratings as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. If the Fund invests in convertible securities, it may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. Such securities may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Securities held by the Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher volatility. Longer-term securities in which a portfolio may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a National Recognized Statistical Rating Organization ("NRSRO"), or, if not rated, are determined to be of comparable quality by the Fund's Adviser (see "Appendix A—Description of Corporate Bond Ratings" for a description of the bond rating categories of several NRSROs). Ratings of each NRSRO represent its opinion of the safety of principal and interest payments, not the market risk, of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics and also have speculative characteristics. Securities rated Baa3 or higher by Moody's or BBB- or higher by S&P are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher-rated categories. In the event a security owned by the Fund is downgraded below investment grade, the Fund's Adviser will review the situation and take appropriate action with regard to the security.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. The Fund may invest in lower rated fixed income securities.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for the Fund to sell these securities, or the Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, the Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities. The Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P and may invest in unrated securities that are of comparable quality as junk bonds.

Sensitivity to Interest Rate and Economic Changes. Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may adversely affect the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. The Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and is therefore subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES AND EMERGING AND FRONTIER MARKETS—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include adverse future political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices that differ from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally, subject to less government supervision and regulation and different accounting treatment than those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

The Fund's investments in emerging and frontier markets can be considered speculative and may therefore offer higher potential for gains and losses than investments in developed markets. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of such countries or investments in such countries. "Frontier market countries" are a subset of emerging market countries with even smaller national economies, so these risks may be magnified further. The economies of emerging and frontier countries are generally heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets to a greater degree than more developed markets. Frontier market countries may also be affected by government activities to a great degree than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries.

In addition to the risks of investing in debt securities of emerging and frontier markets, the Fund's investments in government or government-related securities of emerging and frontier market countries and restructured debt instruments in emerging and frontier markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. The Fund may have limited recourse in the event of default on such debt instruments.

Investments in the United Kingdom. In June 2016, the United Kingdom of Great Britain and Northern Ireland (the "UK") voted in a referendum to leave the European Union ("EU"). Although the Fund is established in the United States, the withdrawal of the UK from the EU or "Brexit" may cause the Fund to face a number of associated risks that could adversely affect returns to investors, including, but not limited to, risks associated with an uncertain regulatory landscape, currency fluctuation risks, and risks associated with general market disruption.

The UK formally notified the European Council of its intention to withdraw from the EU by invoking article 50 of the Lisbon Treaty in March 2017, meaning that Brexit is scheduled to occur on or before March 30, 2019 unless an extension is agreed upon. Brexit negotiations regarding the terms of the UK's exit from the EU and the UK's future relationship with the EU began on June 19, 2017. The terms on which the UK will exit from the EU, the precise timeframe in which such exit is to be achieved and the terms of the UK's future relationship with the EU are uncertain. Accordingly, the vote for the UK to leave the EU has caused and may continue to cause a significant degree of uncertainty, volatility and disruption in the markets in which companies invested in by the Fund operate which may adversely impact the financial performance of the Fund and the value of its investments and potentially lower economic growth in markets in the UK, Europe and globally. Such uncertainty may also result in reduction in investment opportunities to deploy capital, and may slow capital-raising of the Fund and its underlying investment funds.

In particular, the vote for the UK to leave the EU has led to a decline in the value of sterling against other currencies, including the euro and the U.S. dollar, which decline could continue for an indeterminate length of time. Accordingly, the sterling cost of potential investments denominated in euros, the U.S. dollar and other non-sterling currencies has increased and may continue to increase, making such investments more expensive. In addition, underlying investment funds in which the Fund holds an interest could be similarly and adversely impacted.

Investments in the China A-Shares. The Fund may invest in People's Republic of China ("PRC") A-Shares through the Shanghai-Hong Kong Stock Connect program or Shenzhen-Hong Kong Stock Connect program (collectively, the "Stock Connect") subject to any applicable regulatory limits. The Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited ("HKEx"), the Hong Kong Securities Clearing Company Limited ("HKSCC"), Shanghai Stock Exchange ("SSE"), Shenzhen Stock Exchange ("SZSE") and China Securities Depository and Clearing Corporation Limited ("ChinaClear") with the aim of achieving mutual stock market access between PRC and Hong Kong. This program allows foreign investors to trade certain SSE-listed or SZSE-listed PRC A-Shares through their Hong Kong based brokers. All Hong Kong and overseas investors in the Stock Connect will trade and settle SSE or SZSE securities in the offshore Renminbi ("CNH") only. The Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and CNH in respect of such investments.

By seeking to invest in the domestic securities markets of the PRC via the Stock Connect the Fund is subject to the following additional risks:

General Risks. The relevant regulations are untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect the Fund. The program requires the use of new information technology systems which may be subject to operational risk due to the program's cross-border nature. If the relevant systems fail to function properly, trading in both Hong Kong and PRC markets through the program could be disrupted.

Stock Connect will only operate on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when it is a normal trading day for the PRC market but the Stock Connect is not trading. As a result, the Fund may be subject to the risk of price fluctuations in PRC A-Shares when the Fund cannot carry out any PRC A-Shares trading.

Clearing and Settlement Risk. HKSCC and ChinaClear have established the clearing links and each will become a participant of each other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants and on the other hand undertake to fulfill the clearing and settlement obligations of its clearing participants with the counterparty clearing house.

Legal/Beneficial Ownership. Where securities are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of the local central securities depositaries, HKSCC and ChinaClear.

As in other emerging markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities. In addition, HKSCC, as nominee holder, does not guarantee the title to the Stock Connect securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, the courts may consider that any nominee or custodian as a registered holder of Stock Connect securities would have full ownership thereof, and that those Stock Connect securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither the Fund nor its custodian can ensure that the Fund's ownership of these securities or title thereto is assured.

To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that the Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC.

In the event ChinaClear defaults, HKSCC's liabilities under its market contracts with clearing participants may be limited to assisting clearing participants with claims. It is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear. Regardless, the process of recovery could be delayed and the Fund may not fully recover its losses or its Stock Connect securities.

Operational Risk. The HKSCC provides clearing, settlement, nominee functions and other related services in respect of trades executed by Hong Kong market participants. PRC regulations which include certain restrictions on selling and buying will apply to all market participants. In the case of a sale, pre-delivery of shares to the broker is required, increasing counterparty risk. As a result, the Fund may not be able to purchase and/or dispose of holdings of PRC A-Shares in a timely manner.

Quota Limitations. The Stock Connect program is subject to daily quota limitations which may restrict the Fund's ability to invest in PRC A-Shares through the program on a timely basis.

Investor Compensation. The Fund will not benefit from PRC local investor compensation schemes.

Tax within the PRC. Uncertainties in the PRC tax rules governing taxation of income and gains from investments in PRC securities could result in unexpected tax liabilities for the Fund. The Fund's investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.

If the Fund were considered to be a tax resident enterprise of the PRC, it would be subject to PRC corporate income tax at the rate of 25% on its worldwide taxable income. If the Fund were considered to be a non-tax resident enterprise with a "permanent establishment" in the PRC, it would be subject to PRC corporate income tax on the profits attributable to the permanent establishment. The adviser intends to operate the Fund in a manner that will prevent it from being treated as tax resident enterprises of the PRC and from having a permanent establishment in the PRC. It is possible, however, that the PRC could disagree with that conclusion, or that changes in PRC tax law could affect the PRC corporate income tax status of the Fund.

Unless reduced or exempted by the applicable tax treaties, the PRC generally imposes withholding income tax at the rate of 10% on dividends, premiums, interest and capital gains originating in the PRC and paid to a company that is not a resident of the PRC for tax purposes and that has no permanent establishment in China. The State Administration of Taxation has confirmed the application to a qualified foreign institutional investor ("QFII") of the withholding income tax on dividends, premiums and interest. Effective as of November 17, 2014, Chinese authorities issued two circulars (Caishui [2014] 79 and Caishui [2014] 81) clarifying the corporate income tax policy of China with respect to QFIIs and Renminbi QFIIs and investments through the Stock Connect. Pursuant to the circulars, the Fund is expected to be temporarily exempt from withholding tax on capital gains out of trading in A-Shares. Because there is no indication how long the temporary exemption will remain in effect, the Fund may be subject to such withholding tax in future. If in the future China begins applying tax rules regarding the taxation of income from A-Shares investment to QFIIs and Renminbi QFIIs or investments through the Stock Connect, and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The negative impact of any such tax liability on the Fund's return could be substantial.

The Adviser or the Fund may also potentially be subject to PRC value added tax at the rate of 6% on capital gains derived from trading of A-Shares and interest income (if any). Existing guidance provides a value added tax exemption for QFIIs in respect of their gains derived from the trading of PRC securities, but does not explicitly apply to Renminbi QFIIs. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the "surtaxes") are imposed based on value added tax liabilities, so if the Adviser or the Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

The PRC rules for taxation of Renminbi QFIIs and QFIIs are evolving, and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its shareholders.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date or range of future dates (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date.

The Fund may use currency instruments as part of a hedging strategy, as described below.

Transaction Hedging. Transaction hedging is when the Fund enters into a currency transaction with respect to specific assets or liabilities of the Fund, which generally arises in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transaction.

Position Hedging. The Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (called "position hedging"). The Fund may use position hedging when the Adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation because the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures.

Cross Hedges. The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

Proxy Hedges. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

In addition to the hedging transactions described above, the Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

Unless consistent with and permitted by its stated investment policies, the Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging, described above. If consistent with and permitted by its stated investment policies, the Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may engage in currency transactions for hedging purposes as well as to enhance the Fund's returns.

The Fund may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed-upon foreign exchange rate on an agreed-upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed-upon forward exchange rate and the actual exchange rate when the transaction is completed. While forward foreign currency transactions are exempt from the definition of "swap" under the Commodity Exchange Act, non-deliverable forward transactions are not, and, thus, are subject to the jurisdiction of the CFTC.

The Fund may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where the Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the OTC market between commercial entities dealing directly with each other as principals. In purchasing an OTC currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The Fund may invest in foreign currency futures contracts. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject the Fund to additional risk.

Risks. Currency transactions are subject to risks that are different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they may limit any potential gain which might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in the settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

If the Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund's volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund's assets.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. If the Fund enters into a currency transaction, the Fund will "cover" its position as required by the 1940 Act.

Risks associated with entering into forward foreign currency contracts include the possibility that the market for forward foreign currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of the Fund to negotiate with the dealer to enter into an offsetting transaction. As mentioned above, forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. This creates settlement risk in forward foreign currency contracts, which is the risk of loss when one party to the forward foreign currency contract delivers the currency it sold but does not receive the corresponding amount of the currency it bought. Settlement risk arises in deliverable forward foreign currency contracts where the parties have not arranged to use a mechanism for payment-versus-payment settlement, such as an escrow arrangement. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance an active forward foreign currency contract market will always exist. These factors will restrict the Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, if a currency devaluation is generally anticipated, the Fund may not be able to contract to sell currency at a price above the devaluation level it anticipates. The successful use of forward foreign currency contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of an adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward foreign currency contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward foreign currency contracts are subject to no daily price fluctuation limits so adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS—Futures contracts (also called "futures") provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

The Fund may also invest in Treasury futures, interest rate futures, interest rate swaps, and interest rate swap futures. A Treasury futures contract involves an obligation to purchase or sell Treasury securities at a future date at a price set at the time of the contract. The sale of a Treasury futures contract creates an obligation by the Fund to deliver the amount of certain types of Treasury securities called for in the contract at a specified future time for a specified price. A purchase of a Treasury futures contract creates an obligation by the Fund to take delivery of an amount of securities at a specified future time at a specific price. Interest rate futures can be sold as an offset against the effect of expected interest rate increases and purchased as an offset against the effect of expected interest rate declines. Interest rate swaps are an agreement between two parties where one stream of future interest rate payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to a particular interest rate. Interest rate swap futures are instruments that provide a way to gain swap exposure and the structure features of a futures contract in a single instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to cash settle at a future date at the price determined by the benchmark rate at the end of a fixed period.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the CFTC. The Fund may use futures contracts and related options for hedging, risk management or other purposes, as permitted by its stated investment policies. Instances in which the Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes. The Fund may use futures contracts for cash equitization purposes, which allows the Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. The Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. The Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. The Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain futures contracts. If this occurs, the Fund would treat the futures contract as being cash-settled for purposes of determining the Fund's coverage requirements.

The Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also "cover" its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. The Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and options on futures contracts, including those discussed in the Prospectus, as well as the following: (i) the success of a hedging strategy may depend on the adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of the Fund's investments. In determining liquidity, SIMC may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Fund to participate in an interfund lending program (the "Program") with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the "SEI Funds"). The Program allows the SEI Fund to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the "Repo Rate") and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the "Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. The Fund's participation in the Program must be consistent with its investment policies and limitations and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board.

OPTIONS—The Fund may purchase and write put and call options on indexes and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period, or for certain types of options, at the conclusion of the option period or only at certain times during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period, or, for certain types of options, at the conclusion of the option period or only at certain times during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered" as required by the 1940 Act.

Put and call options on indexes are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally rather than the price movements in individual securities. All options written on indexes or securities must be "covered" as required by the 1940 Act. Options on indexes may, depending on circumstances, involve greater risk than options on securities. Because stock index options are settled in cash, when the Fund writes a call on an index it may not be able to provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.

The Fund may trade put and call options on securities, securities indexes and currencies, as the Adviser determines is appropriate in seeking the Fund's investment objective, unless otherwise restricted by the Fund's investment limitations as set forth below.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of the acquisition of securities by the Fund.

The Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option will generally expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or OTC. OTC options differ from exchange-traded options in several respects. First, OTC options are transacted directly with dealers and not with a clearing corporation or futures commission merchant, and therefore entail the risk of non-performance by the dealer. In addition, OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date of the option.

Risks. Risks associated with options transactions include those discussed in the Prospectus, as well as: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the underlying securities; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

QUANTITATIVE INVESTING—A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

REAL ESTATE INVESTMENT TRUSTS ("REITs")—REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. The Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The Adviser monitors compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Fund in repurchase agreements may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the 1933 Act, or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the security, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(a)(2) commercial paper issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act., including but not limited to Rules 506(b) or 506(c) under Regulation D.

Private Investments in Public Equity ("PIPEs")—The Fund may purchase equity securities in a private placement that are issued by issuers that have outstanding publicly-traded equity securities of the same class ("private investments in public equity" or "PIPEs"). Shares in PIPEs generally are not publicly registered until after a certain time period from the date the private sale is completed, which can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and cannot be freely traded. Generally, such restrictions cause PIPEs to be illiquid during this restricted period. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered or that the registration will remain in effect.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by the Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, the Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligations under a sale-buyback would typically be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

RISKS OF CYBER ATTACKS—As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Fund, SIMC, the Fund's distributor, custodian, transfer agent, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Fund, the Fund's service providers, or the issuers of the securities in which the Fund invest will not suffer losses relating to cyber attacks or other information security breaches in the future. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund's positions.

SECURITIES LENDING—The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities, as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

The Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act. Investing the cash collateral subjects the Fund to market risk. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP ("Liquidity Fund"), an affiliated unregistered money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The Liquidity Fund does not seek to maintain a stable net asset value, and therefore its net asset value will fluctuate. The cash collateral invested in the Liquidity Fund is subject to the risk of loss in the underlying investments of the Liquidity Fund.

Money Market Securities. Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper determined by the Adviser to be of the highest short-term credit quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are centrally-cleared or OTC derivative products in which two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, securities, instruments, assets or indexes. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks, including settlement risk, non-business day risk, the risk that trading hours may not align, and the risk of market disruptions and restrictions due to government action or other factors.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, the Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

The Fund may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly. For example, credit default swaps would increase credit risk by providing the Fund with exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap. Credit default swaps may in some cases be illiquid. Furthermore, the definition of a "credit event" triggering the seller's payment obligations under a credit default swap may not encompass all of the circumstances in which the buyer may suffer credit-related losses on an obligation of a referenced entity.

The Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market.

Total return swap agreements may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also entail the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Fully funded total return swaps have economic characteristics similar to credit-linked notes, which are described above.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. The Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, the Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). The Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be "covered" as required by the 1940 Act.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in OTC markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness, in addition to other risks discussed in this SAI and in the Prospectus. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

The Fund will enter into swaps only with counterparties that the Adviser believes to be creditworthy. In addition, the Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

The swap market is a relatively new market for which regulations are still being developed. The Dodd-Frank Act has substantially altered and increased the regulation of swaps. Swaps are broadly defined in the Dodd-Frank Act, CFTC rules and SEC rules, and also include commodity options and non-deliverable forwards ("NDFs"). Additionally, the Dodd-Frank Act divided the regulation of swaps between commodity swaps (such as swaps on interest rates, currencies, physical commodities, broad based stock indexes, and broad based credit default swap indexes), regulated by the CFTC, and security based swaps (such as equity swaps and single name credit default swaps), regulated by the SEC. The CFTC will determine which categories of swaps will be required to be traded on regulated exchange-like platforms, such as swap execution facilities, and which will be required to be centrally cleared. Cleared swaps must be cleared through futures commission merchants registered with the CFTC, and such futures commission merchants will be required to collect margin from customers for such cleared swaps. Additionally, all swaps are subject to reporting to a swap data repository. Dealers in swaps are required to register with the CFTC as swap dealers and are required to comply with extensive regulations regarding their external and internal business conduct practices, regulatory capital requirements, and rules regarding the holding of counterparty collateral. The SEC will be adopting parallel regulatory requirements applicable to security based swaps.

Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, may limit or restrict their use by the Fund, otherwise adversely affect their performance or disrupt markets. It is possible that developments in the swap market, including potential additional government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as STRIPS and TRs.

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by Ginnie Mae), others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest neither extend to the value or yield of these securities nor to the value of the Fund's shares.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Fund. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of the Fund and may not be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules and regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed by the Board without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

  3.  Purchase illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  4.  With respect to 75% of its total assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  5.  Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  6.  Issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of the Fund's total assets, all borrowings shall be repaid before the Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets will not be considered borrowings or senior securities.

  7.  Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; and (iv) participate in the SEI Funds interfund lending program.

  8.  Invest in unmarketable interests in real estate limited partnerships or invest directly in real estate except as permitted by the 1940 Act. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

  9.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

  10.  Under normal circumstances, invest less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities of U.S. companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

In addition, the Fund may:

Purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

For purposes of the industry concentration limitation specified in the Prospectus and Statement of Additional Information: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies, such as the International Bank of Reconstruction and Development or any affiliate thereof (the "World Bank") or the United Nations, or related entities, will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions. The Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner.

Borrowing. The 1940 Act presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, the Fund may only make loans if expressly permitted by its investment policies. The Fund's investment policies on lending are set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves the Fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate and Commodities. The 1940 Act does not directly restrict the Fund's ability to invest in real estate and commodities, but does require that every fund have a fundamental investment policy governing such investments.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Fund. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services. Such services generally include, but are not limited to;

•  maintaining books and records related to the Fund cash and position reconciliations, and portfolio transactions;

•  preparation of financial statements and other reports for the Fund;

•  calculating the net asset value of the Fund in accordance with the Fund's valuation policies and procedures;

•  tracking income and expense accruals and processing disbursements to vendors and service providers;

•  providing performance, financial and expense information for registration statements and board materials;

• providing certain tax monitoring and reporting;

• providing space, equipment, personnel and facilities;

• maintaining share transfer records;

• reviewing account opening documents and subscription and redemption requests;

• calculating and distributing required ordinary income and capital gains distributions; and

• providing anti-money laundering program services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from the reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (ii) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by the Fund at the following annual rates:

Fund	Administration Fee
U.S. Equity Factor Allocation Fund	0.05%

THE ADVISER

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. As of September 30, 2017, SIMC had approximately $170.99 billion in assets under management.

SIMC is registered with the SEC as an investment adviser. SIMC also has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act ("CEA") with respect to certain other products not included in this SAI. The Trust has claimed, on behalf of the Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the CEA. The Trust and the Fund are therefore not subject to registration or regulation as a pool operator under the CEA.

Manager of Managers Structure. SIMC directly manages all of the assets of the Fund. SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Fund without submitting the sub-advisory agreements to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. SIMC may, in the future, determine to act as a manager of managers with respect to some or all of the Fund's assets and allocate Fund assets to one or more sub-advisers, upon approval from the Board. The Fund will notify shareholders in the event of any addition or change in the identity of its sub-advisers. SIMC oversees the investment advisory services provided to the Fund and may manage the cash portion of the Fund's assets.

Advisory Agreement. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC provides investment advisory services to the Fund and may manage the cash portion of the Fund's assets.

The Investment Advisory Agreement provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or by SIMC on 90 days' written notice to the Trust.

Advisory Fees. For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of the Fund):

U.S. Equity Factor Allocation Fund	0.25%

SIMC typically waives a portion of the advisory fees it is contractually entitled to receive under the Advisory Agreement.

Portfolio Management.

SIMC

Compensation. SIMC compensates the portfolio manager for his management of the Fund. The portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Thirty percent of the portfolio manager's compensation is tied to the corporate performance of SEI, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI and not SIMC. Seventy percent of the portfolio manager's compensation is based upon various performance factors, including the portfolio manager's performance versus a proxy, global balanced portfolio over the past one, two and three years (50% weighted to one year; 25% to each of the others). The performance factor is based upon a target out-performance of the global balanced portfolio. Another key factor is the portfolio manager's team objectives, which relate to key measurements of execution efficiency (i.e., equitization efficiency, hedging efficiency, trading efficiency, etc.). A final factor is a discretionary component, which is based upon a qualitative review of the portfolio manager and his team.

Ownership of Fund Shares. As of January 15, 2018, the Fund had not yet launched, and, as a result, the portfolio manager did not beneficially own any shares of the Fund.

Other Accounts. As of December 31, 2017, in addition to the Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Eugene Barbaneagra, CFA	6	$8.02	7	$7.20	3	$0.27

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio manager's management of registered investment companies other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with his day-to-day management of the Fund's investments. The other accounts might have similar investment objectives as the Fund.

While the portfolio manager's management of the other accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are reasonably designed to manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund. Because of his position with the Fund, the portfolio manager knows the size, timing and possible market impact of Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of the other accounts and to the possible detriment of the Fund. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of the Fund and other accounts, which, in theory, may allow him to allocate investment opportunities in a way that favors the other accounts over the Fund. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio manager receives, or expects to receive, greater compensation from his management of the other accounts than the Fund. Notwithstanding this theoretical conflict of interest, it is SIMC's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio manager may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, such an approach might not be suitable for the Fund given its investment objectives and related restrictions.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Distribution Agreement is reviewed and approved at least annually by: (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities (as defined under the 1940 Act) of the Trust; and

(ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined under the 1940 Act) of any such party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to the Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Fund's shares.

Distribution Expenses Incurred by Adviser. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may, from time to time, provide certain financial institutions, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The payments discussed above may be significant to the financial institutions receiving them and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to their customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources and are not charged to the Fund.

Although the Fund may use broker-dealers that sell Fund shares to effect transactions for the Fund's portfolio, the Fund, SIMC will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and therefore have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have adverse material effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Fund and the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund's service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of the Fund, at which time SIMC presents to the Board information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers, such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Fund, the Board annually meets with SIMC to review such services. Among other things, the Board regularly considers the Adviser's adherence to the Fund's investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, any material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures and any material compliance matters since the date of the last report.

The Board receives reports from the Fund's service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. The independent registered public accounting firm reviews with the Audit Committee its audit of the Fund's financial statements annually, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund's internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their respective reviews of these reports and discussions with SIMC, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals and that the processes, procedures and controls employed to address certain risks may be limited in its effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund's investment management and business affairs are carried out by or through SIMC and the Fund's other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are eight members of the Board, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert A. Nesher, an interested person of the Trust, serves as Chairman of the Board. George J. Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board has three standing committees: the Audit Committee, the Governance Committee and the Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees. There are currently 27 funds in the Trust and 101 funds in the Fund Complex (as described below).

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust; however, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote of the Governance Committee and majority vote of the full Board, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees1 (since 1995)—President and Chief Executive Officer of the Trust since 2005. SEI employee since 1974; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1989 to 2016. Vice Chairman of O'Connor EQUUS (closed-end investment company) and Winton Series Trust from 2014 to 2016. Vice Chairman of The Advisors' Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Trustee

1  Messrs. Nesher and Doran are Trustees deemed to be "interested persons" (as that term is defined in the 1940 Act) of the Fund by virtue of their relationships with SEI.

of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee1 (since 1995)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner of Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974. Secretary of SEI Investments since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1982 to 2016. Trustee of O'Connor EQUUS (closed-end investment company) and Winton Series Trust from 2014 to 2016. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors' Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Retired since January 2012. Self-employed Consultant at Newfound Consultants Inc. from April 1997 to December 2011. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1996 to 2016. Member of the independent review committee for SEI's Canadian-registered mutual funds from 2011 to 2017. Trustee/Director of State Street Navigator Securities Lending Trust from February 1996 to May 2017. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director of Avec Capital (strategic fundraising firm) since April 2008. Managing Director of Cue Capital (strategic fundraising firm) from March 2002 to March 2008. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2003 to 2016. Trustee/Director of SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer of J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President of Harbor Capital Advisors and Harbor Mutual Funds from 2000 to 2002. Manager of Pension Asset Management at Ford Motor Company from 1997 to 1999. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2004 to 2016. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Retired Private Investor since 1994. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2007 to 2016. Trustee of

1  Messrs. Nesher and Doran are Trustees deemed to be "interested persons" (as that term is defined in the 1940 Act) of the Fund by virtue of their relationships with SEI.

The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer of INVESCO North America from August 2003 to December 2005. Chief Executive Officer and Chair of the Board of Directors of AMVESCAP Retirement, Inc. from January 1998 to August 2003. Director of AMVESCAP PLC from 1993 to 2004. Served as a director of a bank holding company from 2003 to 2009. Director of Aaron's Inc. since August 2012. President and CEO of Oasis Ornamentals LLC since 2011. Member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the board of other non-profit organizations. Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Liquid Asset Trust from 2008 to 2016. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

SUSAN C. COTE (DOB 11/07/54)—Trustee (since 2016)—Retired since July 2015. Treasurer and Chair of Finance of the Investment and Audit Committee of the New York Women's Foundation from 2008 to 2017. Americas Director of Asset Management of Ernst & Young LLP from 2006 to 2013. Global Asset Management Assurance Leader of Ernst & Young LLP from 2006 to 2015. Partner of Ernst & Young LLP from 1997 to 2015. Employee of Prudential from 1983 to 1997. Member of the Ernst & Young LLP Retirement Investment Committee. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund and to exercise their business judgment in a manner that serves the best interests of the Fund's shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Trust since 1995.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Trustee of the Trust since 1995.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department, and the experience he has gained serving as Trustee of the Trust since 1996.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry, and the experience she has gained serving as Trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company's pension assets, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 Company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as Trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries, and the experience he has gained serving as Trustee of the Trust since 2008.

The Trust has concluded that Ms. Cote should serve as Trustee because of her education, knowledge of financial services and investment management, and 18 years of experience as a partner at a major accounting firm, where she served as both the Global Asset Management Assurance Leader and the Americas Director of Asset Management, and other professional experience gained through her prior employment and directorships.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor's compensation, the proposed scope and terms of its engagement and the firm's independence; (iii) pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and (ix) other audit-related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams, Johnson and Harris and Mmes. Lesavoy and Cote currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee (also referred to as the Fair Value Committee) that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met forty-one (41) times during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board's operations; (iii) selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" (as defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Sullivan, Williams, Johnson and Harris and Mmes. Lesavoy and Cote currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met four (4) times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members.  The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and shares of funds in the Fund Complex as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)**
Interested
Mr. Nesher	$50,001-$100,000 (S&P 500 Index Fund)	Over $100,000
$10,001-$50,000 (Extended Market Index Fund)
$50,001-$100,000 (U.S. Managed Volatility Fund)
Over $100,000 (Global Managed Volatility Fund)
$50,001-$100,000 (World Equity Ex-US Fund)
$10,001-$50,000 (Emerging Markets Equity Fund)
Over $100,000 (Core Fixed Income Fund)
$50,001-$100,000 (High Yield Bond Fund)
$50,001-$100,000 (Emerging Markets Debt Fund)
$50,001-$100,000 (Real Return Fund)
Over $100,000 (Limited Duration Bond Fund)
$10,001-$50,000 (Dynamic Asset Allocation Fund)
Over $100,000 (Multi-Asset Real Return Fund)

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)**
Mr. Doran	Over $100,000 (Large Cap Fund)	Over $100,000
Over $100,000 (Small Cap Fund)
Over $100,000 (World Equity Ex-US Fund)
Over $100,000 (High Yield Bond Fund)
Over $100,000 (Emerging Markets Debt Fund)
Independent
Mr. Sullivan	None	Over $100,000
Ms. Lesavoy	None	None
Mr. Williams	None	$10,001-$50,000
Mr. Johnson	None	None
Mr. Harris	None	None
Ms. Cote	None	None

*  Valuation date is December 31, 2016.

**  The Fund Complex currently consists of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, SEI Insurance Products Trust, New Covenant Funds and SEI Catholic Values Trust.

Board Compensation. The Trust and the Fund Complex paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher	$0	$0	$0	$0
Mr. Doran	$0	$0	$0	$0
Independent
Mr. Sullivan	$127,691.35	$0	$0	$280,000.00
Ms. Lesavoy	$114,010.11	$0	$0	$250,000.00
Mr. Williams	$114,010.11	$0	$0	$250,000.00
Mr. Johnson	$114,010.11	$0	$0	$250,000.00
Mr. Harris	$114,010.11	$0	$0	$250,000.00
Ms. Cote	$114,010.11	$0	$0	$250,000.00

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Institutional Investments Trust, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Russell Emery, the Chief Compliance Officer of the Trust, receives compensation from the Trust for his services. The Trust's Chief Compliance Officer serves in the same capacity for the other SEI trusts included in the Fund Complex, and the Trust pays its pro rata share of the aggregate compensation payable to the Chief Compliance Officer for his services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor or until earlier resignation or removal.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

JAMES HOFFMAYER (DOB 09/28/73)—Controller and Chief Financial Officer (since 2016)—Senior Director of Funds Accounting and Fund Administration of SEI Investments Global Funds Services since September 2016; Senior Director of Fund Administration of SEI Investments Global Funds Services since October 2014. Director of Financial Reporting of SEI Investments Global Funds Services from November 2004 to October 2014.

GLENN R. KURDZIEL (DOB 02/19/74)—Assistant Controller (since 2017)—Senior Manager of Funds Accounting of SEI Investments Global Funds Services since 2005.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Liquid Asset Trust from 2006 to 2016. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Insurance Products Trust and The KP Funds since 2013. Chief Compliance Officer of The Advisors' Inner Circle Fund III and Winton Diversified Opportunities Fund (closed-end investment company) since 2014. Chief Compliance Officer of O'Connor EQUUS (closed-end investment company) and Winton Series Trust from 2014 to 2016. Chief Compliance Officer of SEI Catholic Values Trust and Gallery Trust since 2015. Chief Compliance Officer of Schroder Series Trust and Schroder Global Series Trust since 2017.

STEPHEN G. MACRAE (DOB 12/08/67)—Vice President (since 2012)—Director of Global Investment Product Management since January 2004.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney at Stark & Stark (law firm) from March 2004 to July 2007.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney at Drinker Biddle & Reath, LLP (law firm) from May 2005 to October 2008.

BRIDGET E. SUDALL (DOB 10/05/80)—Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)—Senior Associate and AML Officer at Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead at Morgan Stanley Alternative Investment Partners from July 2007 to April 2011.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, the Fund has directed that proxies be voted consistent with the Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Fund (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Proxy Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis and vote the proxies in accordance with the Proxy Guidelines. For example, the Proxy Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting (and for management proposals to do so) and shareholder social, workforce and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. The Proxy Guidelines provide that SIMC will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Proxy Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., "echo vote" or "mirror vote").

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Proxy Guidelines or information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456 or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and subscription of other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for the Fund unless: (i) such securities are appropriate for the Fund at the time of the exchange; (ii) such securities are acquired for investment and not for resale; (iii) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act or otherwise; (iv) such securities are traded on the American Stock Exchange, the NYSE or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (v) the securities may be acquired under the investment restrictions applicable to the Fund.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the Fund's securities is not reasonably practicable or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, SIMC, the Administrator, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of Third-Party Independent Pricing Agents. The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

The recently enacted Tax Cuts and Jobs Act (the "Tax Reform Bill") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Most of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. The Tax Reform Bill makes only minor changes to the regulated investment company ("RIC") rules, but contains numerous changes to the tax rules that may affect shareholders and may indirectly affect the Fund. You should consult your tax advisor for specific guidance regarding the impact of the Tax Reform Bill on the tax effects of your investment in the Fund.

Qualification as a Regulated Investment Company and Taxation of the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is timely distributed to shareholders. In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the "Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of the Fund's taxable year: (A) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of the Fund's total assets is invested, including through corporations in which the Fund owns a 20% or greater voting interest, in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test"). The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in the Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for RICs is similar to the rules that apply to capital loss carryovers of individuals and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Excise Taxes. Notwithstanding the Distribution Requirement described above, which generally only requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

Fund Distributions. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an underlying fund taxable as a REIT will be treated as qualified dividend income only to the extent so reported by such underlying REIT.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment, though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual percentage of such income earned during the period of your investment in the Fund.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

Sale or Exchange of Shares. If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

The Fund (or its administrative agent) must report to the Internal Revenue Service (the "IRS") and furnish to shareholders the cost basis information for purchases of Fund shares. In addition to reporting the gross proceeds from the sale of its shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of its shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of the Fund's shares may not be changed after the settlement date of each such sale of the Fund's shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Foreign Taxes. Dividends and interest received by the Fund from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United

States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Federal Tax Treatment of Certain Fund Investments. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect the Fund's ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or loss or capital gain or loss, and accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

If the Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which will generally be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements.

The Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above.

The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund's shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT's current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT's current and accumulated earnings and profits.

The Fund may invest in REITs. The Tax Reform Bill treats "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Reform Bill does not contain a provision permitting a RIC to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in RICs that invest in such REITs will not. It is uncertain whether a future technical corrections bill will address this issue to enable RICs to pass through the special character of "qualified REIT dividends" to a RIC's shareholders.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of REMICs; (ii) the Fund invests in a REIT that is a taxable mortgage pool (TMP) or that has a subsidiary that is TMP or that invests in the residual interest of a REMIC; or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are encouraged to consult their tax advisors regarding these issues.

Backup Withholding. The Fund will be required in certain cases to withhold, at a rate of 24% for tax years beginning after December 31, 2017 and before January 1, 2026, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

Non-U.S. Shareholders. If you are not a citizen or permanent resident of the United States, the Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "qualified short-term capital gain dividend," which if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Under legislation generally known as "FATCA" (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain Capital Gain Dividends it pays, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by a fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions ("FFIs"), such as non-U.S. investment funds, and non-financial foreign entities ("NFFEs"). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard. In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax, in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Non-U.S. Investors are encouraged to consult their tax advisor prior to investing in the Fund.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

The Fund's shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distribution from the Fund until a shareholder begins receiving payments from his or her retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor regarding the federal, state and local tax implications of investing in Fund shares.

FUND PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results, taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or brokerage commissions, the Trust will not necessarily pay the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange.

Where possible, the Adviser will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually act as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve brokerage commissions, dealer spreads or underwriting discounts, transfer taxes or other direct transaction expenses.

It is expected that the Fund may execute a substantial portion of its brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for the Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" (as defined under the 1940 Act) of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, as defined by the Rules of the Financial Industry Regulatory Authority ("FINRA"), and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement. Any advisory, sub-advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser receives a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Adviser may execute a substantial portion of the Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "CR Program"). Under the CR Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to the Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. As disclosed in the Prospectus, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to the Fund and/or reimburses expenses of the Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to the Fund under the CR Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to the Fund under the CR Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

Because the Fund had not yet commenced operations as of January 15, 2018, certain information about the Fund's brokerage activities, including brokerage activities with affiliated brokers, portfolio turnover rates and the securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Fund has acquired during its most recent fiscal year do not yet apply.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund's portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Fund currently has no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

The Trust does not have any ongoing arrangements to make available portfolio holdings information sooner than publicly available. Nonetheless, portfolio holdings information may also be provided at any time (and as frequently as daily) to the Fund's Trustees, SIMC, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Fund's third-party independent pricing agents, the Fund's legal counsel and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of the Fund may also be provided to a prospective service provider for the Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Fund's policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Fund, SIMC, nor any other service provider to the Fund may receive compensation or other consideration for providing portfolio holdings information.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights.

The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of such series. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of the Fund or class will vote separately on matters pertaining solely to the Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectus or this SAI states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust: (i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees; and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 15, 2018, the Fund had not commenced operations and therefore there were no record owners of the Fund. Persons who own of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

MASTER/FEEDER OPTION

The Trust may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund.

The initial shareholder(s) of the Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Fund. However, shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIAN

U.S. Bank National Association ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Fund. U.S. Bank holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG, LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A
DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody's Global Long-Term Ratings

Aaa  Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa  Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A  Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa  Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba  Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B  Obligations rated B are considered speculative and are subject to high credit risk.

Caa  Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca  Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C  Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody's Global Short-Term Ratings

P-1  Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2  Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3  Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP  Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody's U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1  This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2  This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3  This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG  This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody's Demand Obligation Ratings

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1  This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2  This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3  This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG  This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

•  The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation;

•  The nature of and provisions of the financial obligation; and the promise S&P imputes; and

•  The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Description of S&P's Long-Term Issue Credit Ratings*

AAA  An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A  An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C  Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC  An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C  An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D  An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR  This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

*The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Description of S&P's Short-Term Issue Credit Ratings

A-1  A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2  A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3  A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B  A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C  A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D  A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Description of S&P's Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

•  Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•  Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1  Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation).

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its webpage. Such issues are also denoted 'NR.'

Description of Fitch's Long-Term Corporate Finance Obligations Ratings

AAA  Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB  Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB  Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B  Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC  Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC  Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C  Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' rating category, or to corporate finance obligation ratings in the categories below 'CCC'. For all other sectors/obligations, they are not assigned to rating categories below 'B.'

The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch's Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as short term based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1  Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3  Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B  Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C  High short-term default risk. Default is a real possibility.

RD  Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D  Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

SEI INSTITUTIONAL INVESTMENTS TRUST

PART C. OTHER INFORMATION

Item 28.  Exhibits:

(a)  Registrant's Declaration of Trust, dated March 1, 1995, is herein incorporated by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.

(b)  Amended and Restated By-Laws, dated September 15, 2015, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 95 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2015 ("Post-Effective Amendment No. 95").

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement, dated June 14, 1996, between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation") is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 29, 1997 ("Post-Effective Amendment No. 2").

(d)(2)  Amended Schedule B, as last revised December 5, 2017, to the Investment Advisory Agreement, dated June 14, 1996, between the Trust and SIMC is filed herewith.

(d)(3)  Investment Advisory Agreement, dated March 27, 2013, between DAA Commodity Strategy Ltd. and SIMC is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 30, 2013 ("Post-Effective Amendment No. 71").

(d)(4)  Investment Advisory Agreement, dated March 27, 2013, between MARR Commodity Strategy Ltd. and SIMC is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 71.

(d)(5)  Amendment, dated September 23, 2014, to the Investment Advisory Agreement for the MARR Commodity Strategy Subsidiary Ltd., dated March 27, 2013, between MARR Commodity Strategy Ltd. and SIMC is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 87 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 29, 2015.

(d)(6)  Investment Sub-Advisory Agreement, dated April 2, 2009, between SIMC and Acadian Asset Management LLC with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009 ("Post-Effective Amendment No. 41").

(d)(7)  Amendment, dated January 6, 2012, to the Investment Sub-Advisory Agreement, dated April 2, 2009, between SIMC and Acadian Asset Management LLC with respect to the International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 0338-58041 and 811-07257), filed with the SEC on January 13, 2012 ("Post-Effective Amendment No. 58").

(d)(8)  Amended Schedules A and B, as last revised June 30, 2016, to the Investment Sub-Advisory Agreement, dated April 2, 2009, as amended January 6, 2012, between SIMC and Acadian Asset Management LLC with respect to the World Equity Ex-US, Screened World Ex-US and Global Managed Volatility Funds are herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 97 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2016 ("Post-Effective Amendment No. 97").

(d)(9)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003 ("Post-Effective Amendment No. 12").

(d)(10)  Amendment, dated September 20, 2013, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP with respect to the Large Cap and U.S. Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 81 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2014 ("Post-Effective Amendment No. 81").

(d)(11)  Amended Schedule A, as last revised December 5, 2017, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended September 20, 2013, between SIMC and AJO, LP with respect to the Large Cap and U.S. Managed Volatility Funds is filed herewith.

(d)(12)  Amended Schedule B, as last revised December 5, 2017, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended September 20, 2013, between SIMC and AJO, LP with respect to the Large Cap and U.S. Managed Volatility Funds is filed herewith.

(d)(13)  Investment Sub-Advisory Agreement, dated June 22, 2011, between SIMC and AllianceBernstein L.P. with respect to the Multi-Asset Real Return Fund is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011 ("Post-Effective Amendment No. 52").

(d)(14)  Amendment, dated September 14, 2011, and Amended Schedules A and B, as last revised September 14, 2011, to the Investment Sub-Advisory Agreement, dated June 22, 2011, between SIMC and AllianceBernstein L.P. with respect to the Multi-Asset Real Return Fund is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2011 ("Post-Effective Amendment No. 55").

(d)(15)  Amended Schedules A and B, as last revised September 16, 2014, to the Investment Sub-Advisory Agreement, dated June 22, 2011, as amended September 14, 2011, between SIMC and AllianceBernstein L.P. with respect to the Multi-Asset Real Return and Emerging Markets Equity Funds are herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 83 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 26, 2014 ("Post-Effective Amendment No. 83").

(d)(16)  Investment Sub-Advisory Agreement, dated October 1, 2016, between SIMC and Analytic Investors, LLC with respect to the Large Cap Disciplined Equity and U.S. Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 102.

(d)(17)  Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(88) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009 ("Post-Effective Amendment No. 42").

(d)(18)  Amendment, dated June 23, 2015, to the Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap, Small Cap II and Large Cap Funds is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 95.

(d)(19)  Amended Schedules A and B, as last revised December 5, 2017, to the Investment Sub-Advisory Agreement, dated July 8, 2009, as amended June 23, 2015, between SIMC and AQR Capital Management, LLC, with respect to the Small Cap, Small Cap II, Small/Mid Cap Equity, Large Cap and Large Cap Disciplined Equity Funds are filed herewith.

(d)(20)  Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(107) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(d)(21)  Amended Schedules A and B, as last revised June 28, 2017, to the Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond and Opportunistic Income Funds are herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 102.

(d)(22)  Investment Sub-Advisory Agreement, dated June 25, 2014, between SIMC and ArrowMark Colorado Holdings, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 83.

(d)(23)  Amended Schedules A and B, as last revised September 15, 2016, to the Investment Sub-Advisory Agreement, dated June 25, 2014, between SIMC and ArrowMark Colorado Holdings, LLC with respect to the Small Cap II and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 97.

(d)(24)  Investment Sub-Advisory Agreement, dated April 18, 2017, between SIMC and AS Trigon Asset Management with respect to the World Select Equity Fund is herein incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 102.

(d)(25)  Investment Sub-Advisory Agreement, dated December 23, 2015, between SIMC and Axiom International Investors LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 97.

(d)(26)  Amended Schedules A and B, as last revised September 15, 2016, to the Investment Sub-Advisory Agreement, dated December 23, 2015, between SIMC and Axiom International Investors LLC with respect to the Small Cap and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 97.

(d)(27)  Investment Sub-Advisory Agreement, dated March 26, 2014, between SIMC and Baillie Gifford Overseas Ltd with respect to the World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 83.

(d)(28)  Amended Schedule B, as last revised January 13, 2016, to the Investment Sub-Advisory Agreement, dated March 26, 2014, between SIMC and Baillie Gifford Overseas Ltd with respect to the World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 97.

(d)(29)  Investment Sub-Advisory Agreement, dated March 29, 2017, between SIMC and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 102.

(d)(30)  Investment Sub-Advisory Agreement, dated March 26, 2014, between SIMC and Benefit Street Partners L.L.C. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 83.

(d)(31)  Investment Sub-Advisory Agreement, dated April 19, 2016, between SIMC and BlackRock International Ltd. with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 97.

(d)(32)  Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and Brigade Capital Management, LP with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 41.

(d)(33)  Investment Sub-Advisory Agreement, dated December 5, 2017, between SIMC and Cardinal Capital Management, L.L.C. with respect to the Small/Mid Cap Equity Fund is filed herewith.

(d)(34)  Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and CastleArk Management LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 95.

(d)(35)  Investment Sub-Advisory Agreement, dated June 30, 2014, between SIMC and Causeway Capital Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 15, 2014 ("Post-Effective Amendment No. 80").

(d)(36)  Investment Sub-Advisory Agreement, dated March 29, 2017, between SIMC and Coho Partners, Ltd. with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 102.

(d)(37)  Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and EAM Investors, LLC with respect to the Small Cap and Small Cap II Funds is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 95.

(d)(38)  Amended Schedule B, as last revised March 24, 2015, to the Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and EAM Investors, LLC with respect to the Small Cap and Small Cap II Funds is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 95.

(d)(39)  Investment Sub-Advisory Agreement, dated June 24, 2011, between SIMC and EARNEST Partners LLC with respect to the World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2011 ("Post-Effective Amendment No. 54").

(d)(40)  Amended Schedule B, as last revised March 24, 2015, to the Investment Sub-Advisory Agreement, dated June 24, 2014, between SIMC and EARNEST Partners LLC with respect to the World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 95.

(d)(41)  Investment Sub-Advisory Agreement, dated December 23, 2015, between SIMC and Falcon Point Capital, LLC with respect to the Small Cap and Small Cap II Funds is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 97.

(d)(42)  Amended Schedules A and B, as last revised June 28, 2016, to the Investment Sub-Advisory Agreement, dated December 23, 2015, between SIMC and Falcon Point Capital, LLC with respect to the Small Cap, Small Cap II and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 97.

(d)(43)  Investment Sub-Advisory Agreement, dated March 28, 2017, between SIMC and Fiera Capital Inc. with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 102.

(d)(44)  Investment Sub-Advisory Agreement, dated June 27, 2017, between SIMC and Fondsmaeglerselskabet Maj Invest A/S with respect to the World Select Equity Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 102.

(d)(45)  Investment Sub-Advisory Agreement, dated March 29, 2010, between SIMC and Income Research & Management with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010 ("Post-Effective Amendment No. 46").

(d)(46)  Amended Schedules A and B, as last revised December 9, 2014, to the Investment Sub-Advisory Agreement, dated March 29, 2010, between SIMC and Income Research & Management with respect to the Long Duration, Long Duration Credit (f/k/a Long Duration Corporate Bond) and Intermediate Duration Credit Funds are herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 12, 2015 ("Post-Effective Amendment No. 88").

(d)(47)  Investment Sub-Advisory Agreement, dated April 13, 2017, between SIMC and INTECH Investment Management LLC with respect to the World Select Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 102.

(d)(48)  Investment Sub-Advisory Agreement, dated October 31, 2014, between SIMC and Integrity Asset Management, with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 97.

(d)(49)  Investment Sub-Advisory Agreement, dated June 21, 2013, between SIMC and Investec Asset Management Ltd., the parent company of Investec Asset Management US Ltd., with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 73.

(d)(50)  Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006 ("Post-Effective Amendment No. 24").

(d)(51)  Amendment, dated January 25, 2012, to the Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012 ("Post-Effective Amendment No. 68").

(d)(52)  Amended Schedules A and B, as last revised March 24, 2011, to the Investment Sub-Advisory Agreement, dated October 3, 2005, as amended January 25, 2012, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund are herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011 ("Post-Effective Amendment No. 51").

(d)(53)  Investment Sub-Advisory Agreement, dated May 1, 2014, between SIMC and Jackson Square Partners, LLC with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 81.

(d)(54)  Amended Schedules A and B, as last revised December 6, 2016, to the Investment Sub-Advisory Agreement, dated May 1, 2014, between SIMC and Jackson Square Partners, LLC with respect to the Large Cap and World Select Equity Funds are herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 100.

(d)(55)  Investment Sub-Advisory Agreement, dated July 24, 2009, between SIMC and Jennison Associates LLC with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(89) of Post-Effective Amendment No. 42.

(d)(56)  Amended Schedules A and B, as last revised March 28, 2012, to the Investment Sub-Advisory Agreement, dated July 24, 2009, between SIMC and Jennison Associates LLC with respect to the Long Duration, Core Fixed Income and Long Duration Credit (f/k/a Long Duration Corporate Bond) Funds are herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 24, 2012 ("Post-Effective Amendment No. 65").

(d)(57)  Investment Sub-Advisory Agreement, dated June 27, 2017, between SIMC and J O Hambro Capital Management Limited with respect to the Emerging Markets Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 102.

(d)(58)  Investment Sub-Advisory Agreement, dated June 22, 2016, between SIMC and KBI Global Investors (North America) Ltd with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 100.

(d)(59)  Investment Sub-Advisory Agreement, dated March 29, 2010, between SIMC and Lazard Asset Management LLC with respect to the Emerging Markets Equity and Large Cap Disciplined Equity Funds is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 46.

(d)(60)  Investment Sub-Advisory Agreement, dated September 15, 2011, between SIMC and Legal & General Investment Management America Inc. with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 55.

(d)(61)  Amended Schedules A and B, as last revised December 9, 2014, to the Investment Sub-Advisory Agreement, dated September 15, 2011, between SIMC and Legal & General Investment Management America Inc. with respect to the Long Duration, Long Duration Credit (f/k/a Long Duration Corporate Bond) and Intermediate Duration Credit Funds are herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 88.

(d)(62)  Investment Sub-Advisory Agreement, dated July 21, 2009, between SIMC and LMCG, LLC (f/k/a Lee Munder Capital Group, LLC) is herein incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 42.

(d)(63)  Amended Schedules A and B, as last revised December 5, 2017, to the Investment Sub-Advisory Agreement, dated July 21, 2009, between SIMC and LMCG Investments, LLC (f/k/a Lee Munder Capital Group, LLC) with respect to the Small Cap II Fund are filed herewith.

(d)(64)  Investment Sub-Advisory Agreement, dated September 15, 2017, between SIMC and Logan Circle Partners, L.P. with respect to the Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Bond Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 102.

(d)(65)  Investment Sub-Advisory Agreement, dated June 14, 1996, between SIMC and LSV Asset Management with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2.

(d)(66)  Investment Sub-Advisory Agreement, dated December 15, 2003, between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004 ("Post-Effective Amendment No. 16").

(d)(67)  Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 21, 2011 ("Post-Effective Amendment No. 49").

(d)(68)  Amendment, dated July 1, 2003, to Investment Sub-Advisory Agreement, dated June 14, 1996, between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003 ("Post-Effective Amendment No. 13").

(d)(69)  Amended Schedules A and B, as last revised December 6, 2016, to the Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility, Global Managed Volatility and World Select Equity Funds are herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 100.

(d)(70)  Schedule C, as last revised July 1, 2003, to the Investment Sub-Advisory Agreement, dated June 14, 1996, as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 14, 2003 ("Post-Effective Amendment No. 14").

(d)(71)  Investment Sub-Advisory Agreement, dated August 13, 2013, between SIMC and Manulife Asset Management (US) LLC (f/k/a Declaration Management & Research LLC) with respect to the Opportunistic Income Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 74 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 27, 2013 ("Post-Effective Amendment No. 74").

(d)(72)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management, Inc.) with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 52.

(d)(73)  Investment Sub-Advisory Agreement, dated October 31, 2007, between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management, Inc.) with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(117) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(d)(74)  Amendment, dated December 12, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, with Amended Schedules A and B, as last revised March 25, 2005, between SIMC and McKinley Capital Management, LLC with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 58.

(d)(75)  Amendment, dated December 12, 2011, to the Investment Sub-Advisory Agreement, dated October 31, 2007, between SIMC and McKinley Capital Management, LLC with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 58.

(d)(76)  Amended Schedules A and B, as last revised March 25, 2005, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended December 12, 2011, between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management, Inc.) with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005 ("Post-Effective Amendment No. 20").

(d)(77)  Investment Sub-Advisory Agreement, dated March 29, 2017, between SIMC and Metropole Gestion SA with respect to the World Select Equity Fund is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 102.

(d)(78)  Investment Sub-Advisory Agreement, dated February 6, 2013, between SIMC and Metropolitan West Asset Management LLC with respect to the Long Duration, Core Fixed Income and Long Duration Credit (f/k/a Long Duration Corporate Bond) Funds is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 1, 2013 ("Post-Effective Amendment No. 70").

(d)(79)  Amended Schedules A and B, as last revised March 31, 2016, to the Investment Sub-Advisory Agreement, dated February 6, 2013, between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income, Long Duration Bond, Long Duration Corporate Bond and Limited Duration Bond Funds are herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 97.

(d)(80)  Investment Sub-Advisory Agreement, dated December 12, 2013, between SIMC and Neuberger Berman Investment Advisers LLC (f/k/a/ Neuberger Berman Fixed Income LLC) with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(77) of Post-Effective Amendment No. 83.

(d)(81)  Amendment, dated January 1, 2016, to the Investment Sub-Advisory Agreement between SIMC and Neuberger Berman Investment Advisers LLC with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 97.

(d)(82)  Investment Sub-Advisory Agreement, dated September 20, 2012, between SIMC and OppenheimerFunds, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 68.

(d)(83)  Investment Sub-Advisory Agreement, dated May 30, 2014, between SIMC and QS Investors, LLC with respect to the Multi-Asset Real Return Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 83.

(d)(84)  Amended Schedule B, as last revised April 13, 2017, to the Investment Sub-Advisory Agreement, dated May 30, 2014, between SIMC and QS Investors, LLC with respect to the Multi-Asset Real Return Fund is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 102.

(d)(85)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Quantitative Management Associates LLC (f/k/a Prudential Investment Management, Inc.) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12.

(d)(86)  Amendment, dated January 23, 2012, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 68.

(d)(87)  Assignment and Assumption Agreement, dated July 1, 2004, between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004 ("Post-Effective Amendment No. 17").

(d)(88)  Amended Schedules A and B, as last revised July 8, 2009, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended January 23, 2012, between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity are herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 42.

(d)(89)  Investment Sub-Advisory Agreement, dated March 29, 2017, between SIMC and Rhicon Currency Management Pte Ltd with respect to the World Select Equity Fund is herein incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 102.

(d)(90)  Investment Sub-Advisory Agreement, dated March 24, 2015, between SIMC and RWC Asset Advisors (US) LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(91) of Post-Effective Amendment No. 95.

(d)(91)  Investment Sub-Advisory Agreement, dated September 16, 2016, between SIMC and Schroder Investment Management North America, Inc. with respect to the Opportunistic Income Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 97.

(d)(92)  Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and Snow Capital Management, L.P. with respect to the Small Cap II Fund is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 95.

(d)(93)  Investment Sub-Advisory Agreement, dated June 27, 2017, between SIMC and Sompo Japan Nipponkoa Asset Management Co., Ltd. with respect to the World Select Equity Fund is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 102.

(d)(94)  Investment Sub-Advisory Agreement, dated October 11, 2005, between SIMC and SSGA Funds Management, Inc. with respect to the Large Cap Index Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 24.

(d)(95)  Amended Schedule A, as last revised December 10, 2013, to the Investment Sub-Advisory Agreement, dated October 11, 2005, between SIMC and SSGA Funds Management, Inc. with respect to the Large Cap Index, Extended Market Index, Dynamic Asset Allocation and S&P 500 Index Funds is herein incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 13, 2013.

(d)(96)  Amended Schedule B, as last revised March 28, 2017, to the Investment Sub-Advisory Agreement, dated October 11, 2005, between SIMC and SSGA Funds Management, Inc. with respect to the Large Cap Index, Extended Market Index, Dynamic Asset Allocation, and S&P 500 Index Funds is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 102.

(d)(97)  Investment Sub-Advisory Agreement, dated April 1, 2006, between SIMC and Stone Harbor Investment Partners LP with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 24.

(d)(98)  Investment Sub-Advisory Agreement, dated April 11, 2017, between SIMC and Towle & Co with respect to the World Select Equity Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 102.

(d)(99)  Investment Sub-Advisory Agreement, dated December 9, 2014, between SIMC and WCM Investment Management with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(104) of Post-Effective Amendment No. 95.

(d)(100)  Amended Schedule B, as last revised June 23, 2015, to the Investment Sub-Advisory Agreement, dated December 9, 2014, between SIMC and WCM Investment Management with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 95.

(d)(101)  Investment Sub-Advisory Agreement, dated December 15, 2003, between SIMC and Wellington Management Company LLP is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 16.

(d)(102)  Amended Schedules A and B, as last revised December 21, 2010, to the Investment Sub-Advisory Agreement, dated December 15, 2003, between SIMC and Wellington Management Company LLP with respect to the Opportunistic Income (f/k/a Enhanced LIBOR Opportunities) and Ultra Short Duration Bond Funds are herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 49.

(d)(103)  Investment Sub-Advisory Agreement, dated September 30, 2003, between SIMC and Wells Capital Management Incorporated with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 14.

(d)(104)  Investment Sub-Advisory Agreement, dated June 14, 1996, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2.

(d)(105)  Amendment, dated July 1, 2003, to Investment Sub-Advisory Agreement, dated June 14, 1996, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13.

(d)(106)  Amended Schedule B, as last revised December 13, 1999, to the Investment Sub-Advisory Agreement, dated June 14, 1996, as amended July 1, 2003, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 52.

(d)(107)  Investment Sub-Advisory Agreement, dated November 7, 2005, between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 24.

(d)(108)  Investment Sub-Advisory Agreement, dated October 1, 2015, between SIMC and William Blair Investment Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(113) of Post-Effective Amendment No. 97.

(e)(1)  Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. ("SIDCo.") is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002 ("Post-Effective Amendment No. 10").

(e)(2)  Amended Schedule A, as last revised December 5, 2017, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SIDCo. is filed herewith.

(f)  Not Applicable.

(g)(1)  Custodian Agreement, dated March 27, 2013, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 73.

(g)(2)  Amendment, dated October 26, 2016, to the Custodian Agreement, dated March 27, 2013, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 100.

(g)(3)  Amendment, dated December 6, 2016, to the Custodian Agreement, dated March 27, 2013, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 102.

(g)(4)  Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 73.

(g)(5)  The Tenth Amendment to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is filed herewith.

(g)(6)  Form of the Eleventh Amendment to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is filed herewith.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) ("SIGFS") is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 17.

(h)(2)  Amendment No. 1, dated March 27, 2013, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, with Amended Schedule D, as revised March 27, 2012, between the Trust and SIGFS is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 71.

(h)(3)  Amended Schedule D, as last revised October 25, 2017, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SIGFS is filed herewith.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SIMC, dated December 31, 2015, is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 97.

(p)(2)  The Code of Ethics for SIDCo., dated January 8, 2016, is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 97.

(p)(3)  The Code of Ethics for SIGFS, dated February 2016, is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 97.

(p)(4)  The Code of Ethics for SEI Institutional Investments Trust, as last revised March 14, 2017, is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 102.

(p)(5)  The Code of Ethics for Acadian Asset Management LLC, dated January 2016, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 97.

(p)(6)  The Code of Ethics for AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP), dated April 1, 2017, is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 102.

(p)(7)  The Code of Ethics for AllianceBernstein L.P., dated June 2015, is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 95.

(p)(8)  The Code of Ethics for Analytic Investors, LLC, dated September 30, 2016, is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 102.

(p)(9)  The Code of Ethics for AQR Capital Management, LLC, dated February 2016, is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 97.

(p)(10)  The Code of Ethics for Ares Management LLC, dated January 15, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008 ("Post-Effective Amendment No. 37").

(p)(11)  The Code of Ethics for ArrowMark Colorado Holdings, LLC, dated September 2017, is filed herewith.

(p)(12)  The Code of Ethics for AS Trigon Asset Management, dated January 2017, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 102.

(p)(13)  The Code of Ethics for Axiom International Advisors LLC, dated August 2015, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 97.

(p)(14)  The Code of Ethics for Baillie Gifford Overseas Ltd dated December 2016, is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 102.

(p)(15)  The Code of Ethics for Barrow, Hanley, Mewhinney & Strauss LLC, dated December 31, 2016, is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 102.

(p)(16)  The Code of Ethics for Benefit Street Partners L.L.C. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 83.

(p)(17)  The Code of Ethics for BlackRock, Inc., dated July 21, 2014, is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 97.

(p)(18)  The Code of Ethics for Brigade Capital Management, LP is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 83.

(p)(19)  The Code of Ethics for Cardinal Capital Management, L.L.C., dated June 2015, is filed herewith.

(p)(20)  The Code of Ethics for CastleArk Management LLC, dated January 1, 2013, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 95.

(p)(21)  The Code of Ethics for Causeway Capital Management LLC, dated June 30, 2016, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 97.

(p)(22)  The Code of Ethics for Coho Partners, Ltd., dated November 1, 2016, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 102.

(p)(23)  The Code of Ethics for EAM Investors, LLC, dated June 25, 2015, is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 95.

(p)(24)  The Code of Ethics for EARNEST Partners LLC, dated August 4, 2008, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 54.

(p)(25)  The Code of Ethics for Falcon Point Capital, LLC is herein incorporated by reference to Exhibit (p)(26) of Post-Effective Amendment No. 97.

(p)(26)  The Code of Ethics for Fiera Capital Inc., dated July 2017, is filed herewith.

(p)(27)  The Code of Ethics for Fondsmaeglerselskabet Maj Invest A/S, dated June 9, 2017, is herein incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 102.

(p)(28)  The Code of Ethics for Income Research & Management, dated January 15, 2015, is herein incorporated by reference to Exhibit (p)(26) of Post-Effective Amendment No. 95.

(p)(29)  The Code of Ethics for Integrity Asset Management, dated July 30, 2016, is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 102.

(p)(30)  The Code of Ethics for Investec Asset Management Ltd., the parent company of Investec Asset Management US Ltd., dated October 2012, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 73.

(p)(31)  The Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 41.

(p)(32)  The Code of Ethics for Jackson Square Partners, LLC, dated March 30, 2017, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 102.

(p)(33)  The Code of Ethics for Janus Capital Group, the parent company of INTECH Investment Management LLC, dated March 15, 2012, is herein incorporated by reference to Exhibit (p)(26) of Post-Effective Amendment No. 68.

(p)(34)  The Code of Ethics for Jennison Associates LLC, dated May 31, 2015, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 95.

(p)(35)  The Code of Ethics for J O Hambro Capital Management Limited, dated February 2013, is herein incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 74.

(p)(36)  The Code of Ethics for KBI Global Investors (North America) Ltd (f/k/a Kleinwort Benson Investors International Ltd.), dated November 2015, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 97.

(p)(37)  The Code of Ethics for Lazard Asset Management LLC, dated September 1, 2017, is filed herewith.

(p)(38)  The Code of Ethics for Legal & General Investment Management America Inc., dated August 2017, is filed herewith.

(p)(39)  The Code of Ethics for LMCG Investments, LLC (f/k/a Lee Munder Investments Ltd. and Lee Munder Capital Group, LLC), dated May 2013, is herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 74.

(p)(40)  The Code of Ethics for Fortress Investment Group LLC, the parent company of Logan Circle Partners, L.P., dated July 2013, is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 81.

(p)(41)  The Code of Ethics for LSV Asset Management, dated October 18, 2013, is herein incorporated by reference to Exhibit (p)(38) of Post-Effective Amendment No. 83.

(p)(42)  The Code of Ethics for Manulife Asset Management (US) LLC (f/k/a Declaration Management & Research LLC), dated September 1, 2013, is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 83.

(p)(43)  The Code of Ethics for McKinley Capital Management, LLC, dated January 1, 2011, is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 51.

(p)(44)  The Code of Ethics for Metropole Gestion SA, dated December 2016, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 102.

(p)(45)  The Code of Ethics for The TCW Group, Inc., the parent company of Metropolitan West Asset Management LLC, dated March 3, 2016, is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 97.

(p)(46)  The Code of Ethics for Neuberger Berman Investment Advisors LLC, dated January 2016, is herein incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 97.

(p)(47)  The Code of Ethics for OppenheimerFunds Inc., dated May 26, 2016, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 97.

(p)(48)  The Code of Ethics for QS Investors, LLC, dated June 2, 2014, is herein incorporated by reference to Exhibit (p)(46) of Post-Effective Amendment No. 83.

(p)(49)  The Code of Ethics for Quantitative Management Associates LLC, dated January 9, 2017, is herein incorporated by reference to Exhibit (p)(50) of Post-Effective Amendment No. 102.

(p)(50)  The Code of Ethics for Rhicon Currency Management Pte Ltd is herein incorporated by reference to Exhibit (p)(51) of Post-Effective Amendment No. 102.

(p)(51)  The Code of Ethics for RWC Asset Advisors (US) LLC, dated March 2013, is herein incorporated by reference to Exhibit (p)(49) of Post-Effective Amendment No. 95.

(p)(52)  The Code of Ethics for Schroder Investment Management North America Inc., dated May 1, 2017, is herein incorporated by reference to Exhibit (p)(53) of Post-Effective Amendment No. 102.

(p)(53)  The Code of Ethics for Snow Capital Management, L.P., dated October 2016, is herein incorporated by reference to Exhibit (p)(54) of Post-Effective Amendment No. 102.

(p)(54)  The Code of Ethics for Sompo Japan Nipponkoa Asset Management Co., Ltd. is herein incorporated by reference to Exhibit (p)(55) of Post-Effective Amendment No. 102.

(p)(55)  The Code of Ethics for SSGA Funds Management, Inc., dated November 2015, is herein incorporated by reference to Exhibit (p)(52) of Post-Effective Amendment No. 97.

(p)(56)  The Code of Ethics for Stone Harbor Investment Partners LP, dated January 2016, is herein incorporated by reference to Exhibit (p)(53) of Post-Effective Amendment No. 97.

(p)(57)  The Code of Ethics for Towle & Co, dated October 31, 2016, is herein incorporated by reference to Exhibit (p)(58) of Post-Effective Amendment No. 102.

(p)(58)  The Code of Ethics for WCM Investment Management, dated December 31, 2013, is herein incorporated by reference to Exhibit (p)(55) of Post-Effective Amendment No. 95.

(p)(59)  The Code of Ethics for Wellington Management Company LLP, dated July 1, 2016, is herein incorporated by reference to Exhibit (p)(60) of Post-Effective Amendment No. 102.

(p)(60)  The Code of Ethics for Wells Capital Management Incorporated, dated January 11, 2016, is herein incorporated by reference to Exhibit (p)(58) of Post-Effective Amendment No. 97.

(p)(61)  The Code of Ethics for Western Asset Management Company and Western Asset Management Company Limited, dated September, 2006, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(62)  The Code of Ethics for William Blair Investment Management, LLC (f/k/a William Blair & Company L.L.C.), dated July 1, 2015, is herein incorporated by reference to Exhibit (p)(59) of Post-Effective Amendment No. 95.

(q)  Power of Attorney, dated September 13, 2016, for Robert A. Nesher, James Hoffmayer, Mitchell A. Johnson, George J. Sullivan, Jr., James M. Williams, Hubert L. Harris, Jr., William M. Doran, Nina Lesavoy and Susan C. Cote is herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 99 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 18, 2016.

Item 29.

See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the Distributor of the Registrant, SIDCo, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee. The Adviser and each Sub-Adviser's table was provided to the Registrant by the Adviser or respective Sub-Adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the Adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Unless otherwise noted, the address of all the companies listed below is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward D. Loughlin Director	LSV Asset Management	Management Committee
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company	Executive Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
	SEI Trust Company	Director, Vice President
	SEI Funds, Inc.	Vice President, Secretary
	SEI Investments, Inc	Vice President, Secretary
	SEI Global Investments Corp.	Director, Vice President, Secretary
	SEI Insurance Group, Inc.	Director, Vice President, Assistant Secretary
	SEI Advanced Capital Management, Inc	Director, Vice President, Secretary
	SEI Primus Holding Corp.	Vice President, Assistant Secretary
	SEI Global Services, Inc.	Director, Senior Vice President, Assistant Secretary
	SEI Private Trust Company	Director, Vice President
	SIMC Holdings, LLC	Manager
	SEI Investment Strategies, LLC	Director, Senior Vice President, Assistant Secretary
	LSV Asset Management	Management Committee

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Global Capital Investments, Inc.	Vice President, Secretary
	SEI Investments (Asia), Limited	Director
	SEI Investments (South Africa) (PTY) Limited	Director
	SEI Investments Global, Limited	Director
	SEI Investments Global Fund Services, Limited	Director
	SEI Investments Canada Company	Director, Secretary
	SEI Custodial Operations Company, LLC	Manager
	SEI Institutional Transfer Agent, Inc.	Director, Senior Vice President
	SIMC Subsidiary, LLC	Manager
	SEI Ventures, Inc.	Vice President, Secretary
	SEI Investments Developments, Inc.	Vice President, Secretary
	SEI Investments Global Funds Services	Vice President, Assistant Secretary
	SEI Investments—Guernsey Limited	Director
	SEI Keystone Capital Holdings, LLC	Senior Vice President
	SEI Archway Finance & Operations LLC	Manager, Senior Vice President
	SEI Archway Technology Partners LLC	Manager, Senior Vice President
James Smigiel Vice President	SEI Investment Strategies, LLC	Vice President
Kevin P. Barr Director & President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director, President, Chief Executive Officer
	SEI Global Services Inc.	Vice President
	SEI Investment Strategies, LLC	Director, President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Global, Limited	Director
	SEI Investments Canada Company	Director, President
Wayne M. Withrow Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Global Services, Inc.	Director, Senior Vice President
	SEI Investment Strategies, LLC	Director
	SEI Investments Global (Cayman), Limited	Director
	SEI Global Holdings (Cayman) Inc	Chairman of the Board & Chief Executive Officer
Joseph P. Ujobai Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Global Investments Corp	President
	SEI Global Services, Inc	Senior Vice President
	SEI Investments (Asia), Limited	Director
	SEI Investments (Europe) Ltd.	Director
	SEI Global Nominee Ltd.	Director
	SEI European Services Limited	Director
Kathy C. Heilig Vice President & Treasurer	SEI Investments Company	Vice President, Controller & Chief Accounting Officer
	SEI Funds Inc	Director, Vice President, Treasurer
	SEI Investments, Inc	Director, Vice President, Treasurer
	SEI Global Investments Corp	Director, Vice President & Treasurer
	SEI Insurance Group, Inc	Vice President, Treasurer
	SEI Advanced Capital Management, Inc	Director, Vice President, Treasurer
	SEI Primus Holding Corp	Director, Vice President, Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Global Services, Inc.	Treasurer
	SEI Investment Strategies, LLC	Director, Vice President, Treasurer
	SEI Global Capital Investments, Inc	Director, Vice President, Treasurer
	SEI Investments Global (Cayman), Limited	Vice President, Treasurer
	SEI Global Holdings (Cayman) Inc	Vice President, Assistant Secretary & Treasurer
	SEI Investments Canada Company	Vice President
	SEI Ventures, Inc	Director, Vice President, Treasurer
	SEI Investments Developments, Inc.	Director, Vice President, Treasurer
	SEI Investments Global Funds Services	Vice President, Treasurer
	SEI Keystone Capital Holdings, LLC	Vice President
	SEI Archway Finance & Operations LLC	Vice President
	SEI Archway Technology Partners LLC	Vice President
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President—Legal & Assistant Secretary
	SEI Funds, Inc.	Vice President
	SEI Global Services, Inc.	Vice President
	SIMC Holdings, LLC	Manager
	SEI Investment Strategies, LLC	General Counsel, Vice President, Secretary
	SIMC Subsidiary, LLC	Manager
	SEI Institutional Transfer Agent, Inc.	General Counsel, Secretary
Aaron Buser Vice President & Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
David McCann Vice President & Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President
Paul F. Klauder Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Global Services, Inc	Vice President
	SEI Trust Company	Director, Vice President
	SEI Investments Strategies, LLC	Director
	SEI Investments (Asia), Limited	Director
	SEI Investments (South Africa) (PTY) Limited	Director
	SEI Investments Canada Company	Director, Vice President
Roger Messina Vice President	SEI Global Services, Inc.	Vice President
	SEI Investments Canada Company	Vice President
Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President
Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President
Brian Vrabel Vice President & Assistant Secretary	SEI Funds, Inc.	Vice President
	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
Raquell Baker Vice President	SEI Global Services, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Canada Company	Vice President
John W. Lau Vice President	SEI Investments (Asia), Limited	Director, FATCA Responsible Officer
Stephen G. MacRae Vice President	SEI Global Services, Inc.	Vice President
	SEI Investment Strategies, LLC	Vice President
Radoslav K. Koitchev Vice President	SEI Investment Strategies, LLC	Vice President
Michael Farrell Vice President	SEI Global Services, Inc.	Vice President
Kevin Matthews Vice President	SEI Global Services, Inc.	Vice President
Marcia Noa Vice President	SEI Global Services, Inc.	Vice President
Teresa Curley Vice President & FATCA Responsible Officer	SEI Investments Company	Vice President, FATCA Responsible Officer
	SEI Investments Distribution Co.	FATCA Responsible Officer
	SEI Trust Company	Vice President, FATCA Responsible Officer
	SEI Funds, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments, Inc.	Vice President, FATCA Responsible Officer
	SEI Global Investments Corp.	Vice President, FATCA Responsible Officer
	SEI Insurance Group, Inc.	Vice President, FATCA Responsible Officer
	SEI Advanced Capital Management, Inc.	Vice President, FATCA Responsible Officer
	SEI Primus Holding Corp.	Vice President, FATCA Responsible Officer
	SEI Global Services Inc.	Vice President, FATCA Responsible Officer
	SEI Private Trust Company	Vice President, FATCA Responsible Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SIMC Holdings, LLC	Manager, Vice President, FATCA Responsible Officer
	SEI Investment Strategies, LLC	Vice President, FATCA Responsible Officer
	LSV Asset Management	Vice President, FATCA Responsible Officer
	SEI Global Capital Investments, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments (Europe) Ltd.	FATCA Responsible Officer
	SEI Global Nominee Ltd.	FATCA Responsible Officer
	SEI Trustees Limited	FATCA Responsible Officer
	SEI European Services Limited	FATCA Responsible Officer
	SEI Investments Global (Cayman), Limited	Vice President, FATCA Responsible Officer
	SEI Global Holdings (Cayman) Inc.	Vice President, FATCA Responsible Officer
	SEI Investments (South Africa) (PTY) Limited	Vice President, FATCA Responsible Officer
	SEI Investments Global, Limited	Vice President, FATCA Responsible Officer
	SEI Investments Global Fund Services, Limited	Vice President, FATCA Responsible Officer
	SEI Investments Depositary and Custodial Services (Ireland) Limited	Vice President, FATCA Responsible Officer
	SEI Investments Canada Company	Vice President, FATCA Responsible Officer
	SEI Custodial Operations Company, LLC	Vice President, FATCA Responsible Officer
	SEI Institutional Transfer Agent, Inc.	Vice President, FATCA Responsible Officer
	SIMC Subsidiary, LLC	Manager, Vice President, FATCA Responsible Officer
	SEI Ventures, Inc.	Vice President, FATCA Responsible Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Developments, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments Global Funds Services	Vice President, FATCA Responsible Officer
	SEI Investments—Guernsey Limited	Vice President, FATCA Responsible Officer
	SEI Keystone Capital Holdings, LLC	Vice President and FATCA Responsible Officer
	SEI Archway Finance & Operations LLC	Vice President and FATCA Responsible Officer
	SEI Archway Technology Partners LLC	Vice President and FATCA Responsible Officer

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a Sub-Adviser for the Registrant's World Equity Ex-US, Screened World Equity Ex-US and Global Managed Volatility Funds. The principal business address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is a registered investment adviser under the Advisers Act.

Name and Position With Investment Advisor	Name of Other Company	Connection With Other Company
John Chisholm, Executive Vice President, CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd 110 Cannon Street, 4th Floor London EC4N 6EU United Kingdom Acadian Asset Management (Australia) Ltd 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships

Name and Position With Investment Advisor	Name of Other Company	Connection With Other Company
Churchill Franklin, CEO, Member of Board of Managers	Acadian Asset Management (Australia) Ltd
20 Martin Place
Level 9, Suite 3
Sydney, NSW 2000
Australia
Acadian Asset Management (UK) Ltd
110 Cannon Street, 4th Floor
London EC4N 6EU
United Kingdom
Acadian Cayman Limited G.P.
Maples Corporate Services Limited
PO Box 309
Ugland House
Grand Cayman, KY1-1104
	Cayman Islands	Affiliated Directorships
Ronald Frashure, Chairman of the Board of Managers	Acadian Asset Management (Singapore) Pte Ltd 8 Shenton Way, #37-02 Singapore 068811 Acadian Cayman Limited G.P. Maples Corporate Services Limited PO Box 309 Ugland House Grand Cayman, KY1-1104 Cayman Islands	Affiliated Directorships

Name and Position With Investment Advisor	Name of Other Company	Connection With Other Company
Mark Minichiello, Executive Vice President, COO, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd
110 Cannon Street, 4th Floor
London EC4N 6EU
United Kingdom
Acadian Asset Management (Australia) Ltd
20 Martin Place
Level 9, Suite 3
Sydney, NSW 2000
Australia
Acadian Asset Management (Singapore) Pte Ltd
8 Shenton Way, #37-02
Singapore 068811
Acadian Asset Management (Japan)
Marunouchi Trust Tower Main
1-8-3 Marunouchi, Chiyoda-ku
Tokyo 100-0005
	Japan	Affiliated Directorships
Ross Dowd, Executive Vice President, Head of Client Service, Member of Board of Managers	Acadian Asset Management (UK) Ltd
110 Cannon Street, 4th Floor
London EC4N 6EU
United Kingdom
Acadian Cayman Limited G.P.
Maples Corporate Services Limited
PO Box 309
Ugland House
Grand Cayman, KY1-1104
Cayman Islands
Acadian Asset Management
(Australia) Ltd
20 Martin Place
Level 9, Suite 3
Sydney, NSW 2000
Australia
Acadian Asset Management (Singapore) Pte Ltd
8 Shenton Way, #37-02
Singapore 068811
Acadian Asset Management (Japan)
Marunouchi Trust Tower Main
1-8-3 Marunouchi, Chiyoda-ku
Tokyo 100-0005
	Japan	Affiliated Directorships

Name and Position With Investment Advisor	Name of Other Company	Connection With Other Company
Linda Gibson, Member of Board of Managers	Executive Vice President and Head of Global Distribution—OM Asset Management PLC (a public company traded on the NYSE);
5th Floor Millennium Bridge House
2 Lambeth Hill
London
United Kingdom
EC4V 4GG
Director, Executive Vice President and Head of Global Distribution—OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company);
200 Clarendon Street, 53rd Floor
Boston, MA 02116
Acadian Asset Management LLC (an investment advisor);
260 Franklin Street
Boston, MA 02110
Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor);
JPMorgan Chase Tower
2200 Ross Avenue, 31st Floor
Dallas, TX 75201
OMAM (HFL) Inc. (f/k/a Old Mutual (HFL) Inc.) (a holding company for Heitman affiliated financial services firms);
200 Clarendon Street, 53rd Floor
Boston, MA 02116
OMAM International Ltd. (f/k/a Old Mutual Asset Management International, Ltd.) (an investment advisor);
Millenium Bridge House
2 Lambeth Hill
London
England
	EC4V 4GG	Affiliated Directorships

Name and Position With Investment Advisor	Name of Other Company	Connection With Other Company
Christopher Hadley, Member of Board of Managers	Executive Vice President and Chief Talent Officer—OM Asset Management PLC (a public company traded on the NYSE);
5th Floor Millennium Bridge House
2 Lambeth Hill
London
United Kingdom
EC4V 4GG
Executive Vice President and Chief Talent Officer—OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company);
200 Clarendon Street, 53rd Floor
Boston, MA 02116
Acadian Asset Management LLC (an investment advisor)
260 Franklin Street
	Boston, MA 02110	Affiliated Directorships

Name and Position With Investment Advisor	Name of Other Company	Connection With Other Company
Aidan Riordan, Member of Board of Managers	Executive Vice President, Head of Affiliate Management—OM Asset Management PLC (a public company traded on the NYSE);
5th Floor Millennium Bridge House
2 Lambeth Hill
London
United Kingdom
EC4V 4GG
Executive Vice President, Head of Affiliate Management—OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company);
200 Clarendon Street, 53rd Floor
Boston, MA 02116
Acadian Asset Management LLC (an investment advisor);
260 Franklin Street
Boston, MA 02110
Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor);
JPMorgan Chase Tower
2200 Ross Avenue, 31st Floor
Dallas, TX 75201
Campbell Global, LLC (an investment advisor)
One South West Columbia, Suite 1720
Portland, OR 97258
Copper Rock Capital Partners LLC (an investment advisor);
200 Clarendon Street, 51st Floor
Boston, MA 02116
OMAM (HFL) Inc. (f/k/a Old Mutual (HFL) Inc.) (a holding company for Heitman affiliated financial services firms);
200 Clarendon Street, 53rd Floor
Boston, MA 02116
Investment Counselors of Maryland, LLC (an investment advisor);
300 East Lombard Street, Suite 810
Baltimore, MD 21202
Thompson, Siegel & Walmsley LLC (an investment advisor)
6806 Paragon Pl., Ste. 300
	Richmond, VA 23230	Affiliated Directorships

Name and Position With Investment Advisor	Name of Other Company	Connection With Other Company
Stephen Belgrad, Member of Board of Managers	Executive Vice President and Chief Financial Officer—OM Asset Management PLC (a public company traded on the NYSE);
5th Floor Millennium Bridge House
2 Lambeth Hill
London
United Kingdom
EC4V 4GG
Director, Executive Vice President and Chief Financial Officer—OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company);
200 Clarendon Street, 53rd Floor
Boston, MA 02116
Acadian Asset Management LLC (an investment advisor);
260 Franklin Street
Boston, MA 02110
OMAM International Ltd. (f/k/a Old Mutual Asset Management International, Ltd.) (an investment advisor)
Millenium Bridge House
2 Lambeth Hill
London
England
	EC4V 4GG	Affiliated Directorships

AJO, LP

AJO, LP ("AJO"), is a Sub-Adviser for the Registrant's Large Cap and U.S. Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of AJO has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a Sub-Adviser for the Registrant's Emerging Markets Equity and Multi-Asset Real Return Funds. AllianceBernstein L.P. is a Delaware limited partnership of which AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., is a general partner. AXA Financial, Inc. is a wholly-owned subsidiary of AXA. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Information as to the directors and executive officers of AllianceBernstein set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720), and amended through the date hereof, is incorporated by reference.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Denis Duverne Director	AXA 25 Avenue Matignon Paris 75008 France	Chairman of the Board
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director
Ramon de Oliveira Director	AXA 25 Avenue Matignon Paris 75008 France	Director
Barbara Fallon-Walsh Director	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director
Daniel G. Kaye Director	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director
Anders Malmstrom	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Senior Executive Vice President and Chief Financial Officer
Mark Pearson Director	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Chairman, President and Chief Executive Officer
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director, President and Chief Executive Officer

Analytic Investors, LLC

Analytic Investors, LLC ("Analytic") is a Sub-Adviser for the Registrant's Large Cap Disciplined Equity, U.S. Managed Volatility and Global Managed Volatility Funds. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Roger G. Clark Chairman	Ensign Peak Advisors 50 E N Temple Salt Lake City, UT 84150	Managing Director, Founding Partner

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Michael Brogan CFO & General Counsel	Analytic Investors US Equity Market Offshore Fund, Ltd. c/o Walkers Corporate Limited, Cayman Corporate Center 27 Hospital Road George Town Grand Cayman, KYI-9008, Cayman Islands	Director
	Analytic Global Long Short Fund, Ltd. c/o Intertrust Corporate Services (Cayman) Limited 190 Elgin Avenue, George Town Grand Cayman, KY1-9005, Cayman Islands	Director

AQR Capital Management, LLC

AQR Capital Management LLC ("AQR") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. The principal business address of AQR is Two Greenwich Plaza, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Lasse Pedersen Principal	Copenhagen Business School Howitzvej 60, 2000 Frederiksberg, Denmark 2815 2815	Professor (2011-present)
H.J. Wilcox Principal, Chief Compliance Officer	AQR Funds Two Greenwich Plaza Greenwich, CT 06830	Chief Compliance Officer (since 2013)
David Kabiller Founding Principal	AQR Funds Two Greenwich Plaza Greenwich, CT 06830	Trustee (since 2010)
	Crow Holdings 3819 Maple Avenue Dallas, TX 75219	Director (2014-present)
Bradley Asness Principal, Co-Chief Operating Officer	AQR Funds Two Greenwich Plaza Greenwich, CT 06830	Vice President (since 2009)
William J. Fenrich, Principal, Chief Legal Officer	Morgan Stanley 1221 Avenue of The Americas New York, NY 10020	Managing Director, Chief Compliance Officer (2016-2017) Managing Director, Chief Counsel (2014-2016)

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Marco Hanig Principal	AQR Funds Two Greenwich Plaza Greenwich, CT 06830	Trustee (since 2014), Chief Executive Officer (since 2009), President (since 2008)
Tobias Moskowitz Principal	National Bureau of Economic Research 365 5th Avenue New York, NY 10016	Research Associate (2007-present)
	University of Chicago's Booth School of Business 5807 S Woodlawn Chicago, IL 60637	Fama Family Professor of Finance (2008-2016)
	Yale University School of Management Yale University New Haven, CT 06511	Dean Takahashi Professor of Finance (2016-present)

Ares Management LLC

Ares Management LLC ("Ares LLC") is a Sub-Adviser for the Registrant's Opportunistic Income and High Yield Bond Funds. The principal business address of Ares LLC is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. Ares LLC is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Ares has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

ArrowMark Colorado Holdings, LLC

ArrowMark Colorado Holdings, LLC ("ArrowMark") is a Sub-Adviser for the Registrant's Small Cap II and Small/Mid Cap Equity Funds. The principal business address of ArrowMark is 100 Fillmore Street, Suite 325, Denver, Colorado 80206.

During the last two fiscal years, no director, officer or partner of ArrowMark has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

AS Trigon Asset Management

AS Trigon Asset Management ("AS Trigon"), is a Sub-Adviser for the Registrant's World Select Equity Fund. The principal business address of AS Trigon is Pärnu mnt 18, Tallinn, Estonia 10141. AS Trigon is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Mehis Raud, Portfolio Manager/Management Board Member	OÜ Fero Invest Kedriku tn 2, Pirita district, Tallinn city, Harju county, 11913	Management Board Member
	RiMeRa Recruitment OÜ Kedriku tn 2, Pirita district, Tallinn city, Harju county, 11913	Management Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Aivar Kempi, Management Board Member	AS Trigon Capital Pärnu mnt 18, Tallinn city, Harju county, 10141	Real Estate Director
	AS Trigon Property Development Pärnu mnt 18, Tallinn city, Harju county, 10141	Director/Management Board Member
	AS Trigon Property Advisors, Pärnu mnt 18, Tallinn city, Harju county, 10141	Director/Management Board Member
	Trigon Property Services OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	Trigon KMI Holding OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	VK48 HOLDING OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	OÜ VK 48, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	Pirita 26B OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	Krillimäe Invest OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	KMI Partners OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	Gate Tallinn East OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	OÜ Chester Universal, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	OÜ Rosamil, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	Sunny-Trading OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	OÜ Padula Property, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	OÜ Poordi 1, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	OÜ Trigon Ventures, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	OÜ Gate Tallinn Outdoors, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	Trigon Hartwall Ukrainian Properties AS, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	Trigon Fashion Outlets OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	Trigon Pirita OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	Sääse Korterid OÜ, Pärnu mnt 18, Tallinn city, Harju county, 10141	Management Board Member
	AIKUVAR OÜ Lõuna tn 9a, Nõmme district, Tallinn city, Harju county, 11617	Director/Management Board Member

Axiom International Investors LLC:

Axiom International Investors LLC ("Axiom") is a Sub-Adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Axiom is 33 Benedict Place, 2nd Floor, Greenwich, Connecticut 06830. Axiom is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Axiom has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Baillie Gifford Overseas Ltd

Baillie Gifford Overseas Ltd ("Baillie Gifford") is a Sub-Adviser for the Registrant's World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of Baillie Gifford is at Calton Square, 1 Greenside Road, Edinburgh, Scotland EH1 3AN. Baillie Gifford is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Baillie Gifford has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Barrow, Hanley, Mewhinney & Strauss, LLC

Barrow, Hanley, Mewhinney & Strauss, LLC ("BHMS") is a Sub-Adviser for the Registrant's World Equity Ex-US Fund. The principal business address of BHMS is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201-2761. BHMS is a registered investment adviser under the Advisers Act.

Name and Position With Adviser	Other Company	Position with Other Company
Linda T. Gibson Member Board of Managers	OMAM (Parent Company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President and Head of Global Distribution
Aidan J. Riordan Member Board of Managers	OMAM (Parent Company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President and Head of Affiliate Management

Benefit Street Partners L.L.C.

Benefit Street Partners L.L.C. ("Benefit Street") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of Benefit Street is 9 West 57th Street, Suite 4920, New York, New York 10019. Benefit Street is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Paul Karpers Vice President, Portfolio Manager	T. Rowe Price 100 East Pratt Street Baltimore, Maryland 21202 United States NW1 6XE	Vice President, Portfolio Manager

BlackRock International Ltd.

BlackRock International Ltd. ("BIL") is a Sub-Adviser for the Registrant's World Equity Ex-US Fund. The principal business address of BIL is Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, United Kingdom. BIL is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of BIL has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Brigade Capital Management, LP

Brigade Capital Management, LP ("Brigade") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, New York 10022. Brigade is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Aaron Daniels General Counsel and Chief Compliance Officer	Quinn Industries Holdings Luxembourg S.a.r.l. 6, Rue Eugene Ruppert L-2453 Luxembourg	Board of Managers

Cardinal Capital Management, L.L.C.

Cardinal Capital Management, L.L.C. ("Cardinal") is a Sub-Adviser for the Registrant's Small/Mid Cap Equity Fund. The principal business address of Cardinal is Four Greenwich Office Park, Greenwich, Connecticut 06831. Cardinal is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Cardinal has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

CastleArk Management LLC

CastleArk Management LLC ("CastleArk") is a Sub-Adviser for the Registrant's Small/Mid Cap Equity Fund. The principal business address of CastleArk is 1 N. Wacker Drive, Suite 3950, Chicago, Illinois 60606. CastleArk is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of CastleArk has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Causeway Capital Management LLC

Causeway Capital Management LLC ("Causeway") is a Sub-Adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Causeway is 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025. Causeway is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Dawn M. Vroegop Independent Manager	Brighthouse Funds Trust 200 Park Avenue New York, NY 10166	Lead Independent Director
	Driehaus Funds 25 East Erie Street Chicago, IL 60611	Independent Director

Coho Partners, Ltd.

Coho Partners, Ltd. ("Coho") is a Sub-Adviser for the Registrant's Large Cap Fund. The principal business address of Coho is 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312. Coho is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Coho has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

EAM Investors, LLC

EAM Investors, LLC ("EAM Investors") is a Sub-Adviser for the Registrant's Small Cap and Small Cap II Funds. The principal business address of EAM Investors is 2523 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California 92007. EAM Investors is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of EAM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee

EARNEST Partners LLC

EARNEST Partners LLC ("EARNEST") is a Sub-Adviser for the Registrant's World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of EARNEST is 1180 Peachtree Street, Suite 2300, Atlanta, Georgia 30309. EARNEST is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the principal business address of each of the companies listed below is 1180 Peachtree Street, Suite 2300, Atlanta, Georgia 30309.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Paul E. Viera Chief Executive Officer, Manager	Westchester Limited, LLC	Manager
	GREYBULL Partners LLC 1180 Peachtree Street Suite 2350 Atlanta, GA 30309	Chief Executive Officer, Manager
John G. Whitmore Chief Operating Officer	GREYBULL Partners LLC 1180 Peachtree Street Suite 2350 Atlanta, GA 30309	Chief Operating Officer
James M. Wilson Chief Compliance Officer, Secretary	GREYBULL Partners LLC 1180 Peachtree Street Suite 2350 Atlanta, GA 30309	Chief Compliance Officer, Secretary
Carsten J. Fiege General Counsel	GREYBULL Partners LLC 1180 Peachtree Street Suite 2350 Atlanta, GA 30309	General Counsel

Falcon Point Capital, LLC

Falcon Point Capital, LLC ("Falcon Point") is a Sub-Adviser for the Registrant's Small Cap, Small Cap II and Small/Mid Cap Equity Funds. The principal business address of Falcon Point is Two Embarcadero Center, Suite 420, San Francisco, California 94111. Falcon Point is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Falcon Point has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee

Fiera Capital Inc.

Fiera Capital Inc. ("Fiera") is a Sub-Adviser for the Registrant's Large Cap Fund. The principal business address of Fiera is 375 Park Avenue, 8th Floor, New York, New York 10152. Fiera is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
John Valentini Member of the Board	Fiera Capital Corporation 1501 McGill College Avenue Suite 800 Montreal (Quebec) H3A 3M8	Executive Vice President, Global Chief Financial Officer and President of the Private Alternative Investments Division
	Fiera Private Lending Inc. 500-3131 boul. Saint-Martin O Laval (Québec) H7T2Z5 Canada	Director and Chairman of the Board
	Fiera Infrastructure Inc. 1 Adelaide Street East, Suite 2410 Toronto ON M5C 2V9 Canada	Director and Chairman of the Board
	Fiera Properties Limited 1 Adelaide Street East, Suite 2410 Toronto ON M5C 2V9 Canada	Director
	Fiera Comox Partners Inc. 1501 McGill College Avenue Suite 800 Montreal (Quebec) H3A 3M8	Director and Chairman of the Board
	Charlemagne Capital Limited St. Mary's Court, 20 Hill Street, Douglas, Isle of Man, IM1 1EU, British Isles	Director
	Bel Air Investment Advisors LLC 1999 Avenue of the Stars, Suite 3200 Los Angeles, CA 90067 USA (contact address, not registered office)	Director
	8645230 Canada Inc. 1501 McGill College Avenue Suite 800 Montreal (Quebec) H3A 3M8	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Jean-Guy Desjardins Member of the Board	Fiera Capital Corporation 1501 McGill College Avenue Suite 800 Montreal (Quebec) H3A 3M8	Chairman of the Board, President and Chief Executive Officer
	Charlemagne Capital Limited St. Mary's Court, 20 Hill Street, Douglas, Isle of Man, IM1 1EU, British Isles	Director
	Fiera US Holding Inc. 375 Park Avenue, 8th Floor New York NY 10152 USA (contact address) 2711 Centerville Road, Suite 400. City of Wilmington, County of New Castle. Delaware 19808. (registered office)	Director
	Fiera Capital Funds Inc. 600-1 Adelaide Street East Toronto Ontario M5C2V9 Canada	Director
	8645230 Canada Inc. 1501 McGill College Avenue Suite 800 Montreal (Quebec) H3A 3M8	Director
	Bel Air Investment Advisors LLC 1999 Avenue of the Stars, Suite 3200 Los Angeles, CA 90067 USA (contact address, not registered office)	Director
	Société de services financiers Fonds FMOQ inc. 3500 Maisonneuve W, Suite 1900, Westmount, QC H3Z 3C1	Director
	HEC Montréal 3000 Chemin de la Côte-Sainte-Catherine, Montréal, QC H3T 2A7	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Fiera Properties Limited 1 Adelaide Street East, Suite 2410 Toronto ON M5C 2V9 Canada	Director
	Fiera Comox Partners Inc. 1501 McGill College Avenue Suite 800 Montreal (Quebec) H3A 3M8	Director and Chairman of the Board
	Fiera Infrastructure Inc. 1 Adelaide Street East, Suite 2410 Toronto ON M5C 2V9 Canada	Director

Fondsmaeglerselskabet Maj Invest A/S

Fondsmaeglerselskabet Maj Invest A/S ("Maj Invest") is a Sub-Adviser for the Registrant's World Select Equity Fund. The principal business address of Maj Invest is 18 Gammeltorv, DK 1457 Copenhagen K, Denmark. Maj Invest is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Tommy Pedersen Chairman	PHARMACOSMOS A/S Rørvangsvej 30 Postboks 40 4300 Holbæk Denmark	Board Member
	PETER BODUM A/S Humlebæk Strandvej 21 3050 Humlebæk Denmark	Vice Chairman
	BODUM LAND A/S Humlebæk Strandvej 21 3050 Humlebæk Denmark	Vice Chairman
	SKODSBORG SUNDPARK A/S Amaliegade 47 1256 Copenhagen K Denmark	Board Member
	SKODSBORG SUNDHEDSCENTER A/S Skodsborg Strandvej 139 2942 Skodsborg Denmark	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	MAJ INVEST EQUITY A/S Gammeltorv 18 1457 Copenhagen K Denmark	Chairman
	NYKREDIT FORSIKRING A/S A.C. Meyers Vænge 9 2450 Copenhagen SV Denmark	Chairman
	JEUDAN A/S Bredgade 30 1260 Copenhagen K Denmark	Board Member
	KURHOTEL SKODSBORG A/S Skodsborg Strandvej 139 2942 Skodsborg Denmark	Board Member
	LØVENHOLM FONDEN Løvenholmvej 66 Gjesing 8963 Auning Denmark	Board Member
	DEN DANSKE FORSKNINGSFOND Herlev Hovedgade 207 2730 Herlev Denmark	Board Member
Henrik Andersen Board Member	MAJ INVEST EQUITY A/S Gammeltorv 18 1457 Copenhagen K Denmark	Board Member
	VESTAS WIND SYSTEMS A/S Hedeager 42 8200 Aarhus N Denmark	Board Member
	HEMPEL A/S Lundtoftegårdsvej 91 2800 Kgs. Lyngby Denmark	CEO
Ruth Schade Board Member	VEJRMØLLEGÅRD ApS Møllevej 19 Tornemark 4262 Sandved Denmark	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	BUSKYSMINDE A/S Buskysmindevej 2 4291 Ruds Vedby Denmark	Board Member
	LUNDEGÅRD A/S Næstved Landevej 535 Bøgelunde 4230 Skælskør Denmark	Board Member
	RUGBJERGGÅRD A/S Spegerborgvej 34 4230 Skælskør Denmark	Board Member
	BG af 31. december 2010 A/S Spegerborgvej 34 4230 Skælskør Denmark	Board Member
	DANFRUGT SKÆLSKØR A/S Fabriksvej 3 4230 Skælskør Denmark	Board Member
	VISBJERGGÅRDEN A/S Visbjergvej 30 Lundby 4230 Skælskør Denmark	Board Member
	SKÆLSKØR BRYGHUS A/S Spegerborgvej 34 4230 Skælskør Denmark	Board Member
	MAJ INVEST EQUITY A/S Gammeltorv 18 1457 Copenhagen K Denmark	Board Member
	KELDERNÆS A/S Keldernæs Strandvej 11 A 4952 Stokkemarke Denmark	Board Member
	SUND OG BÆLT HOLDING A/S Vester Søgade 10 1601 Copenhagen V Denmark	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	A/S STOREBÆLTSFORBINDELSEN Vester Søgade 10 1601 Copenhagen V Denmark	Board Member
	A/S ØRESUNDSFORBINDELSEN Vester Søgade 10 1601 Copenhagen V Denmark	Board Member
	A/S FEMERN LANDANLÆG Vester Søgade 10 1601 Copenhagen V Denmark	Board Member
	FEMERN BÆLT A/S Vester Søgade 10 1601 Copenhagen V Denmark	Board Member
	DANSK RETURSYSTEM A/S Baldersbuen 1 2640 Hedehusene Denmark	Board Member
	HARBOES BRYGGERI A/S Spegerborgvej 34 4230 Skælskør Denmark	Managing Director (not registered)
Nils Bernstein Board Member	DANREF HOLDING A/S Industrivej 15 3320 Skævinge Denmark	Chairman
	MAJ INVEST EQUITY A/S Gammeltorv 18 1457 Copenhagen K Denmark	Board Member
	KERAMAX A/S Højvangsvej 31 Lunderød 4340 Tølløse Denmark	Chairman
	MAJ BANK A/S Dronningens Tværgade 7, 1. 1302 Copenhagen K Denmark	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Ken Ernstsen Board Member	MAJ INVEST EQUITY A/S Gammeltorv 18 1457 Copenhagen K Denmark	Controller
Klaus Bentin Board Member	LYNGBY-TAARBÆK SPILDEVAND A/S Hjortekærbakken 12 Denmark	Substitute Board Member
	LYNGBY-TAARBÆK VAND A/S Hjortekærbakken 12 2800 Kgs.Lyngby Denmark	Substitute Board Member
Jeppe Fonager Christiansen CEO	KIRKBI A/S Koldingvej 2 7190 Billund Denmark	Board Member
	HALDOR TOPSØE A/S Haldor Topsøes Allé 1 2800 Kgs. Lyngby Denmark	Chairman
	MAJ INVEST EQUITY A/S Gammeltorv 18 1457 Copenhagen K Denmark	CEO, Board Member
	NOVO HOLDINGS A/S Tuborg Havnevej 19 2900 Hellerup Denmark	Board Member
	SYMPHOGEN A/S Pederstrupvej 93 2750 Ballerup Denmark	Board Member
	NOVO NORDISK A/S Novo Alle 1 2880 Bagsværd Denmark	Vice Chairman
	MAJ BANK A/S Dronningens Tværgade 7, 1. 1302 Copenhagen K Denmark	Vice Chairman

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	DET KGL. VAJSENHUS Nørre Farimagsgade 51 1364 Copenhagen K Denmark	Executive Officer
Erik Preben Holm Managing Partner	AO INVEST A/S Rørvang 3 2620 Albertslund Denmark	Board Member
	MUUTO A/S Østergade 36 - 38, 4. 1100 Copenhagen K Denmark	Board Member
	STICKS 'N' SUSHI A/S Nansensgade 49 1366 Copenhagen K Denmark	Chairman
	MAJ INVEST EQUITY A/S Gammeltorv 18 1457 Copenhagen K Denmark	Board Member, CEO
	SP GROUP A/S Snavevej 6-10 5471 Søndersø Denmark	Vice Chairman
	SVENDSEN SPORT A/S Erhvervsparken 14 4621 Gadstrup Denmark	Board Member
	ARVID NILSSONS FOND Nørregade 21 1165 Copenhagen K Denmark	Vice Chairman
	BRØDRENE A. & O. JOHANSEN A/S Rørvang 3 2620 Albertslund Denmark	Board Member
	VEGA SEA A/S Agtrupvej 51 6000 Kolding Denmark	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	SP MOULDING A/S Saavaerksvej 28 7130 Juelsminde Denmark	Vice Chairman
Henrik Parkhøi Deputy CEO	INVESTERINGSFORVALTNINGSSELSKABET SEBINVEST A/S Bernstorffsgade 50 1577 Copenhagen V Denmark	Chairman
	MAJ BANK A/S Dronningens Tvaergarde 7, 1. 1302 Copenhagen K Denmark	Board Member
Marianne Settnes General Counsel, Head of Legal & Compliance, Chief Compliance Officer (CCO)	MAJ INVEST EQUITY A/S Gammeltorv 18 1457 Copenhagen K Denmark	General Counsel, Head of Legal & Compliance, Chief Compliance Officer (CCO)
Jens Hansen Finance Manager	MAJ INVEST EQUITY A/S Gammeltorv 18 1457 Copenhagen K Denmark	Finance Manager
	MAJ BANK A/S Dronningens Tværgade 7, 1. 1302 Copenhagen K Denmark	Finance Manager
Ulrik Jensen Senior Portfolio Manager	CEDRO VERMELHO HOLDING ApS Teglgårdstræde 12, st. th. 1452 Copenhagen K Denmark	CEO
Peter Mosbæk CIO, Head of Fixed Income	P.O. INVENTAR HOLDING A/S Viggo Jarls Vej 3 Søllerød 2830 Virum Denmark	Board Member

Income Research & Management

Income Research & Management ("IR+M") is a Sub-Adviser for the Registrant's Long Duration, Long Duration Credit, and Intermediate Duration Credit Funds. The principal business address of IR+M is 100 Federal Street, 30th Floor, Boston, Massachusetts 02110. IR+M is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of IR+M has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

INTECH Investment Management LLC

INTECH Investment Management LLC ("INTECH") is a Sub-Adviser for the Registrant's World Select Equity Fund. The principal business address of INTECH is CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. INTECH is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of INTECH has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Integrity Asset Management

Integrity Asset Management (Integrity), an investment franchise within Victory Capital Management Inc. (Victory Capital), located at 4900 Tiedeman Road, Brooklyn, Ohio 44144, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Integrity is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Nina Gupta, Chief Legal Officer	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104	Chief Legal Officer
Terry Sullivan, Chief Financial Officer and Treasurer	Morgan Stanley 1585 Broadway Avenue New York, NY 10036	Managing Director

Investec Asset Management Ltd.

Investec Asset Management Ltd. ("IAML") is a Sub-Adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Investec is Woolgate Exchange, 25 Basinghall Street, London EC2V 5HA, United Kingdom. Investec is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Investec has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Jackson Square Partners, LLC

Jackson Square Partners, LLC ("JSP") is a Sub-Adviser for the Registrant's Large Cap and World Select Equity Funds. The principal business address of JSP is 101 California Street, Suite 3750, San Francisco, California 94111. JSP is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JSP has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Jennison Associates LLC

Jennison Associates LLC ("Jennison") is a Sub-Adviser for the Registrant's Core Fixed Income, Long Duration and Long Duration Credit Funds. The principal business address of Jennison is 466 Lexington Avenue, New York, New York 10017. Jennison is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
David Hunt Director	PGIM, Inc. 655 Broad Street, Newark, New Jersey 07102	Director, Chairman, Chief Executive Officer, President
Taimur Hyat Director	PGIM, Inc. 655 Broad Street, Newark, New Jersey 07102	Vice President
Jurgen Muhlhauser Director	PGIM, Inc. 655 Broad Street, Newark, New Jersey 07102	Director, Vice President, Chief Financial Officer
Pamela Sinclair Director	PGIM, Inc. 655 Broad Street, Newark, New Jersey 07102	Vice President

J O Hambro Capital Management Limited

J O Hambro Capital Management Limited ("JOHCM") is a Sub-Adviser for the Registrant's World Equity Ex-US and Emerging Markets Equity Funds. The principal business address of JOHCM is Ryder Court, 14 Ryder Street, London, SW1Y, 6QB, United Kingdom. JOHCM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JOHCM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. ("JPMIM") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of JPMIM is 270 Park Avenue, New York, New York 10017. JPMIM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JPMIM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

KBI Global Investors (North America) Ltd

KBI Global Investors (North America) Ltd ("KBIGI (North America)") is a Sub-Adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of KBIGI (North America) is 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1, Ireland. KBIGI (North America) is a registered investment adviser under the Investment Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Sean Hawkshaw President	Kleinwort Benson Investors Dublin Ltd. 3rd Floor, 2 Harbourmaster Place, IFSC 1, Ireland	Chief Executive Officer, Director
Geoff Blake, Director	Kleinwort Benson Investors Dublin Ltd 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1	Director, Head of Clients & Business Development

Lazard Asset Management LLC

Lazard Asset Management LLC ("Lazard") is a Sub-Adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Lazard is 30 Rockefeller Plaza, New York, New York 10112. Lazard is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James M. Donald Managing Director, Portfolio Manager/Analyst	Empower 111 John Street, Suite 1005 New York, NY 10038	Board of Directors
	20/20 Investments Association 3025 Harborview Drive Gig Harbor, Washington 98335	Board of Directors
Andrew Lacey Deputy Chairman, Portfolio Manager/Analyst	Link Education Partners 120 Livingston Street Newark, NJ 07103	Board of Directors
	Montclair Art Museum 3 S Mountain Ave Montclair, NJ 07042	Board of Directors
Chris Blake Managing Director, Portfolio Manager/Analyst	Daniels College of Business at University of Denver 2102 S. University Blvd., Denver, CO 80208-8921	Executive Advisory Board

Legal & General Investment Management America Inc.

Legal & General Investment Management America Inc. ("LGIMA") is a Sub-Adviser for the Registrant's Long Duration, Long Duration Credit and Intermediate Duration Credit Funds. The principal business address of LGIMA is 71 South Wacker Drive, Chicago, Illinois 60606. LGIMA is a registered investment adviser under the Advisers Act.

LGIMA's Senior Management is comprised of its business unit leaders and is referred to as the Management Committee. Management Committee members are prohibited from having outside business interests that conflict with the interests of LGIMA or its clients, and thus no members has any such outside business interests. LGIMA mandates the disclosure of all outside business activities to the CCO and requires that such activities be reaffirmed on an annual basis or report any changes within 10 calendar days of such change is status. This provides greater visibility to assess conflicts from such activities.

LMCG Investments, LLC

LMCG Investments, LLC ("LMCG") is a Sub-Adviser for the Registrant's Small Cap II Fund. The principal business address of LMCG is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMCG is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Lee P. Munder Board Member	Rednum Family Investments, LP 422 Sunset Road West Palm Beach, FL 33401	Managing Partner
Christopher J. Carey Board Member	City National Bank City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Executive Vice President and Chief Financial Officer
William J. Freeman Board Member	City National Bank City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Senior Vice President, Wealth Management
	Convergent Capital Management LLC (CCM) 400 North Roxbury Drive Beverly Hills, CA 90210	Chief Operating Officer & Board Member
	Convergent Wealth Advisors 12505 Park Potomac Avenue, Suite 400 Potomac, MD 20854	Board Member
	City National Securities, Inc. 400 North Roxbury Drive Beverly Hills, CA 90210	Board Member
	Mid-Continent Capital 150 South Wacker Drive, Suite 400 Chicago, IL 60606	Board Member
	City National Rochdale, LLC 570 Lexington Avenue New York, NY 10022	Board Member

Logan Circle Partners, L.P.

Logan Circle Partners, L.P. ("Logan Circle") is a Sub-Adviser for the Registrant's Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond and Intermediate Duration Credit Funds. The principal business address of Logan Circle is Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103. Logan Circle is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Logan Circle has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

LSV Asset Management

LSV Asset Management ("LSV") is a Sub-Adviser for the Registrant's Large Cap, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Global Managed Volatility and World Select Equity Funds. The principal business address of LSV is 155 North Wacker Drive, Chicago, Illinois 60606. LSV is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LSV has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Manulife Asset Management (US) LLC

Manulife Asset Management (US) LLC ("Manulife") is a Sub-Adviser for the Registrant's Opportunistic Income Fund. The principal business address of Manulife is 197 Clarendon Street, Boston, Massachusetts 02116. Manulife is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Manulife has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

McKinley Capital Management, LLC

McKinley Capital Management, LLC ("McKinley Capital") is a Sub-Adviser for the Registrant's World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of McKinley Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Metropole Gestion SA

Metropole Gestion SA ("Metropole") is a Sub-Adviser for the Registrant's World Select Equity Fund. The principal business address of Metropole is 9, Rue Des Filles Saint Thomas, Paris, France 75002. Metropole is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Metropole has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Metropolitan West Asset Management, LLC

Metropolitan West Asset Management, LLC ("MetWest") is a Sub-Adviser for the Registrant's Core Fixed Income, Long Duration, Long Duration Credit and Limited Duration Bond Funds. The principal business address of MetWest is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. MetWest is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the principal business address of each of the companies listed below is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Marc Stern Chairman	The TCW Group, Inc.	Chairman
	TCW Investment Management Company	Chairman
	TCW Asset Management Company	Chairman
	TCW LLC	Chairman
Tad Rivelle Chief Investment Officer, Fixed Income & Group Managing Director	TCW Investment Management Company LLC	Group Managing Director & Chief Investment Officer, Fixed Income
	TCW Asset Management Company LLC	Group Managing Director & Chief Investment Officer, Fixed Income
	TWC LLC	Group Managing Director & Chief Investment Officer, Fixed Income
Laird Landmann President, Group Managing Director	The TCW Group, Inc.	Group Managing Director
	TCW Investment Management Company LLC	Group Managing Director
	TCW Asset Management Company LLC	Group Managing Director
	TCW LLC	Group Managing Director
David Lippman Chief Executive Officer	The TCW Group, Inc.	Chief Executive Officer
	TCW Investment Management Company LLC	Chief Executive Officer
	TCW Asset Management Company LLC	Chief Executive Officer
	TCW LLC	Chief Executive Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Stephen Kane Group Managing Director	TCW Investment Management Company LLC	Group Managing Director
	TCW Asset Management Company LLC	Group Managing Director
	TCW LLC	Group Managing Director
Bryan T. Whalen Group Managing Director	TCW Investment Management Company LLC	Group Managing Director
	TCW Asset Management Company LLC	Group Managing Director
	TWC LLC	Group Managing Director
Patrick A. Moore Group Managing Director	TCW Investment Management Company LLC	Group Managing Director
	TCW Asset Management Company LLC	Group Managing Director
	TCW LLC	Group Managing Director
Cal Rivelle Group Managing Director	The TCW Group, Inc.	Group Managing Director of Investment Technology
	TCW Investment Management Company LLC	Group Managing Director
	TCW Asset Management Company LLC	Group Managing Director
	TCW LLC	Group Managing Director of Investment Technology
Joseph Carieri Group Managing Director	TCW Investment Management Company LLC	Group Managing Director
	TCW Asset Management Company LLC	Group Managing Director
	TCW LLC	Group Managing Director
Christina Bau Managing Director	TCW Investment Management Company LLC	Managing Director
	TCW Asset Management Company LLC	Managing Director
	TCW LLC	Managing Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Mitch Flack Managing Director	TCW Investment Management Company LLC	Managing Director
	TCW LLC	Managing Director
Jerry M. Cudzil Managing Director	TCW LLC	Managing Director
James W. Farnham Managing Director	TCW Investment Management Company LLC	Managing Director
	TCW LLC	Managing Director
Bibi Khan Managing Director	The TCW Group, Inc.	Managing Director of Investment Operations
	TCW Investment Management Company LLC	Managing Director
	TCW Asset Management Company LLC	Managing Director
	TCW LLC	Managing Director
David Devito Executive Vice President, Chief Operating Officer	The TCW Group, Inc.	Executive Vice President, Chief Operating Officer
	TCW Investment Management Company LLC	Executive Vice President, Chief Operating Officer
	TCW Asset Management Company LLC	Executive Vice President, Chief Operating Officer
	TCW LLC	Executive Vice President, Chief Operating Officer
Jeffrey Engelsman Managing Director, Global Chief Compliance Officer	The TCW Group, Inc.	Global Chief Compliance Officer
	TCW Investment Management Company LLC	Managing Director, Global Chief Compliance Officer
	TCW Asset Management Company LLC	Managing Director, Global Chief Compliance Officer
	TCW LLC	Managing Director, Global Chief Compliance Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Meredith Jackson Executive Vice President, General Counsel, Secretary	The TCW Group, Inc.	Executive Vice President, General Counsel, Secretary
	TCW Investment Management Company LLC	Executive Vice President, General Counsel, Secretary
	TCW Asset Management Company LLC	Executive Vice President, General Counsel, Secretary
	TCW LLC	Executive Vice President, General Counsel, Secretary
Richard Villa Managing Director, Chief Financial Officer & Assistant Secretary	The TCW Group, Inc.	Managing Director, Chief Financial Officer & Assistant Secretary
	TCW Investment Management Company LLC	Managing Director, Chief Financial Officer & Assistant Secretary
	TCW Asset Management Company LLC	Managing Director, Chief Financial Officer & Assistant Secretary
	TCW LLC	Managing Director, Chief Financial Officer & Assistant Secretary

Neuberger Berman Investment Advisers LLC

Neuberger Berman Investment Advisers LLC ("NBIA") is a Sub-Adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of NBIA is 1290 Sixth Avenue, New York, New York 10104. NBIA is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of NBIA has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

OppenheimerFunds, Inc.

(a)  OppenheimerFunds, Inc. ("OppenheimerFunds") is a Sub-Adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business addresses of OppenheimerFunds are 225 Liberty Street, New York, New York 10281 and 6801-6803 South Tucson Way, Centennial, Colorado 80112. OppenheimerFunds is a registered investment adviser under the Advisers Act.

OppenheimerFunds and certain subsidiaries and affiliates act as investment adviser and/or sub-adviser to other investment companies, including without limitation those in the OppenheimerFunds complex and those listed in Item 31(b) below.

(b)  There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and trustee of OppenheimerFunds is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of trustee, officer, employee, partner or trustee.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
M. Timothy Corbett, Director	Massachusetts Mutual Life Insurance Company 1295 State Street Springfield, MA 01111	Executive Vice President and Chief Investment Officer
	Oppenheimer Acquisition Corp. 225 Liberty Street New York, NY 10281	Class A Director
Roger W. Crandall, Director	Massachusetts Mutual Life Insurance Company 1295 State Street Springfield, MA 01111	President, Director and Chief Executive Officer
	Oppenheimer Acquisition Corp. 225 Liberty Street New York, NY 10281	Chairman of the Board and Class A Director
Elizabeth Ward, Director	Massachusetts Mutual Life Insurance Company 1295 State Street Springfield, MA 01111	Executive Vice President and Chief Enterprise Risk Officer
	Oppenheimer Acquisition Corp. 225 Liberty Street New York, NY 10281	Class A Director
Kristie Feinberg, Treasurer	OFI Global Asset Management, Inc. 225 Liberty Street New York, NY 10281	Senior Vice President and Treasurer
	OFI SteelPath, Inc. 2100 McKinney Avenue, Suite 1401 Dallas, TX 75201	Treasurer
	Harborview Asset Management Corporation 225 Liberty Street New York, NY 10281	Treasurer
	OFI Private Investments, Inc. 225 Liberty Street New York, NY 10281	Treasurer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Oppenheimer Real Asset Management, Inc. 225 Liberty Street New York, NY 10281	Treasurer
	Trinity Investment Management Corporation 301 North Spring Street Bellefonte, PA 16823	Treasurer
	Shareholder Services, Inc. 6803 S. Tucson Way Centennial, CO 80112	Treasurer
	OFI Global Trust Company 225 Liberty Street New York, NY 10281	Director
	OppenheimerFunds Distributor, Inc. 225 Liberty Street New York, NY 10281	Assistant Treasurer
	Oppenheimer Acquisition Corp. 225 Liberty Street New York, NY 10281	Assistant Treasurer
	OFI Global Institutional, Inc. 225 Liberty Street New York, NY 10281	Treasurer
	VTL Associates, LLC 2005 Market Street, Suite 2020 Philadelphia, PA 19103	Treasurer
	Index Management Solutions, LLC 2005 Market Street, Suite 2020 Philadelphia, PA 19103	Treasurer
	Seattle Northwest Asset Management LLC 2001 6th Avenue, Suite 2310 Seattle, WA 98121	Treasurer
	SNW Asset Management Corporation 2001 6th Avenue, Suite 2310 Seattle, WA 98121	Treasurer
William Glavin, Director	Oppenheimer Acquisition Corp. 225 Liberty Street New York, NY 10281	Class A Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Cynthia Lo Bessette, Chief Legal Officer	OFI Global Asset Management, Inc. 225 Liberty Street New York, NY 10281	Senior Vice President and Deputy General Counsel and Executive Vice President, General Counsel and Secretary
	OppenheimerFunds Distributor, Inc. 225 Liberty Street New York, NY 10281	Chief Legal Officer
	Oppenheimer Acquisition Corp. 225 Liberty Street New York, NY 10281	Vice President, General Counsel and Secretary
	OFI SteelPath, Inc. 2100 McKinney Avenue, Suite 1401 Dallas, TX 75201	General Counsel
	VTL Associates, LLC 2005 Market Street, Suite 2020 Philadelphia, PA 19103	General Counsel
	Index Management Solutions, LLC 2005 Market Street, Suite 2020 Philadelphia, PA 19103	General Counsel
	OFI Global Institutional, Inc. 225 Liberty Street New York, NY 10281	Chief Legal Officer
	HarbourView Asset Management Corporation 225 Liberty Street New York, NY 10281	Chief Legal Officer
	OFI Global Trust Company 225 Liberty Street New York, NY 10281	Chief Legal Officer
	Oppenheimer Real Asset Management, Inc. 225 Liberty Street New York, NY 10281	Chief Legal Officer
	OFI Private Investments Inc. 225 Liberty Street New York, NY 10281	Chief Legal Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Shareholder Services, Inc. 6803 S. Tucson Way Centennial, CO 80112	Chief Legal Officer
	Trinity Investment Management Corporation 301 North Spring Street Bellefonte, PA 16823	Chief Legal Officer
	Seattle Northwest Asset Management LLC 2001 6th Avenue, Suite 2310 Seattle, WA 98121	Chief Legal Officer
	SNW Asset Management Corporation 2001 6th Avenue, Suite 2310 Seattle, WA 98121	Chief Legal Officer
	OFI International, Ltd. 5 Cheapside London EC2V 6AA, Suite 602	Director
Krishna K. Memani, President	OFI Global Asset Management, Inc. 225 Liberty Street New York, NY 10281	Executive Vice President
David M. Pfeffer, Chief Financial Officer & Director	Oppenheimer Acquisition Corp. 225 Liberty Street New York, NY 10281	Management Director and Treasurer
	OFI Global Asset Management, Inc. 225 Liberty Street New York, NY 10281	Director, Executive Vice President and Chief Financial Officer
	OFI SteelPath, Inc. 2100 McKinney Avenue, Suite 1401 Dallas, TX 75201	Director and Chief Financial Officer
	OppenheimerFunds Distributor, Inc. 225 Liberty Street New York, NY 10281	Director and Chief Financial Officer
	OFI Private Investments Inc. 225 Liberty Street New York, NY 10281	Director and Chief Financial Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Oppenheimer Real Asset Management, Inc. 225 Liberty Street New York, NY 10281	Director and Chief Financial Officer
	OFI Global Institutional, Inc. 225 Liberty Street New York, NY 10281	Director and Chief Financial Officer
	Trinity Investment Management Corporation 301 North Spring Street Bellefonte, PA 16823	Director and Chief Financial Officer
	HarbourView Asset Management Corporation 225 Liberty Street New York, NY 10281	Director, President and Chief Financial Officer
	VTL Associates, LLC 2005 Market Street, Suite 2020 Philadelphia, PA 19103	Chief Financial Officer
	Index Management Solutions, LLC 2005 Market Street, Suite 2020 Philadelphia, PA 19103	Chief Financial Officer
	SNW Asset Management Corporation 2001 6th Avenue, Suite 2310 Seattle, WA 98121	Director and Chief Financial Officer
	Seattle Northwest Asset Management LLC 2001 6th Avenue, Suite 2310 Seattle, WA 98121	Chief Financial Officer
Mary Ann Picciotto, Chief Compliance Officer	OFI Global Asset Management, Inc. 225 Liberty Street New York, NY 10281	Senior Vice President and Chief Compliance Officer
	OFI SteelPath, Inc. 2100 McKinney Avenue, Suite 1401 Dallas, TX 75201	Chief Compliance Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	OFI Global Institutional, Inc. 225 Liberty Street New York, NY 10281	Chief Compliance Officer
	Oppenheimer Real Asset Management, Inc. 225 Liberty Street New York, NY 10281	Chief Compliance Officer
	OFI Private Investments, Inc. 225 Liberty Street New York, NY 10281	Chief Compliance Officer
	Trinity Investment Management Corporation 301 North Spring Street Bellefonte, PA 16823	Chief Compliance Officer
	Harborview Asset Management Corporation 225 Liberty Street New York, NY 10281	Chief Compliance Officer
	Shareholder Services, Inc. 6803 S. Tucson Way Centennial, CO 80112	Chief Compliance Officer
	VTL Associates, LLC 2005 Market Street, Suite 2020 Philadelphia, PA 19103	Chief Compliance Officer
	Index Management Solutions, LLC 2005 Market Street, Suite 2020 Philadelphia, PA 19103	Chief Compliance Officer
	SNW Asset Management Corporation 2001 6th Avenue, Suite 2310 Seattle, WA 98121	Chief Compliance Officer
	Seattle Northwest Asset Management LLC 2001 6th Avenue, Suite 2310 Seattle, WA 98121	Chief Compliance Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Arthur P. Steinmetz, Director & Chairman	OFI Global Asset Management, Inc. 225 Liberty Street New York, NY 10281	Chairman, CEO, President and Director
	OFI SteelPath, Inc. 2100 McKinney Avenue, Suite 1401 Dallas, TX 75201	President and Director
	HarbourView Asset Management Corporation 225 Liberty Street New York, NY 10281	Director
	Oppenheimer Real Asset Management, Inc. 225 Liberty Street New York, NY 10281	Director and President
	VTL Associates, LLC 2005 Market Street, Suite 2020 Philadelphia, PA 19103	President
	Oppenheimer Acquisition Corp. 225 Liberty Street New York, NY 10281	Chief Executive Officer, President and Management Director
	Index Management Solutions, LLC 2005 Market Street, Suite 2020 Philadelphia, PA 19103	President
	SNW Asset Management Corporation 2001 6th Avenue, Suite 2310 Seattle, WA 98121	President
	Seattle Northwest Asset Management LLC 2001 6th Avenue, Suite 2310 Seattle, WA 98121	President

QS Investors, LLC

QS Investors, LLC ("QS Investors") is a Sub-Adviser for the Registrant's Multi-Asset Real Return Fund. The principal business address of QS Investors is at 880 Third Avenue, 7th Floor, New York, New York 10022. QS Investors is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of QS Investors has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a Sub-Adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business addresses of QMA are Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
David A. Hunt Manager	PGIM Warehouse, Inc. 7 Giralda Farms Madison, NJ 07940	Chairman, Director
	PGIM, Inc. 655 Broad Street Newark, NJ 07102	Chairman, Director, President & CEO
	Prudential Investment Management Services, LLC 655 Broad Street Newark, NJ 07102	President
	PGIM Holding Company LLC 655 Broad Street Newark, NJ 07102	Chairman & CEO, Manager, President
	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	Director
	PGIM Strategic Investments, Inc. 655 Broad Street Newark, NJ 07102	Director, President
	PGIM Foreign Investments, Inc. 913 North Market Street, Suite 702 Wilmington, DE 19801	President
	Prudential Financial, Inc. 751 Broad Street Newark, NJ 07102	Senior Vice President
	PGIM Real Estate Finance, LLC 655 Broad Street Newark, NJ 07102	Senior Vice President
Margaret S. Stumpp Manager	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Vice President, Sales Officer
	PGIM, Inc. 655 Broad Street Newark, NJ 07102	Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Roy D. Henriksson Manager, Chief Investment Officer and Vice President	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Vice President, Sales Officer

Rhicon Currency Management Pte Ltd

Rhicon Currency Management Pte Ltd ("Rhicon") is a Sub-Adviser for the Registrant's World Select Equity Fund. The principal business address of Rhicon is 80 Tras Street, #01-03, Singapore, 279199. Rhicon is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Christopher Andrew Brandon Principal, Managing Director	Rhicon Currency Management (UK) Ltd Waverley House, 7-12 Noel Street, London, W1F 8GQ	Director
	Rhicon Strategic Fund C/O Estera Trust (Cayman) Limited Clifton House 75 Fort Street PO Box 1350 GT Grand Cayman Cayman Islands	Director
	Rhicon Capital Management Pty Ltd 31 Chester Street, Woollahra NSW 2025, Australia	Director
Peter Jacobson Principal, Managing Director	Rhicon Currency Management (UK) Ltd Waverley House, 7-12 Noel Street, London, W1F 8GQ	Director
	Rhicon Capital Management Pty Ltd 31 Chester Street, Woollahra NSW 2025, Australia	Director
Jonathan Mark Wharton Director	Rhicon Currency Management (UK) Ltd Waverley House, 7-12 Noel Street, London, W1F 8GQ	Director

RWC Asset Advisors (US) LLC

RWC Asset Advisors (US) LLC ("RWC") is a Sub-Adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of RWC is 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133. RWC is a registered investment adviser under the Advisers Act.

During the last two fiscal years, the directors of RWC Asset Advisors (US) LLC have engaged in other business, profession, vocation or employment of substantial nature as listed in the chart below.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Dawn Cummings Director	DMS Offshore Investment Services DMS House 20 Genesis Close Grand Cayman KY1-1104 CAYMAN ISLANDS	Executive Director, Business Development Caribbean
Mike Corcell Director	RWC Asset Advisors (US) LLC Suite 2675 100 North Tampa Street Tampa, FL 33602	Portfolio Manager, RWC US Absolute Alpha Fund

Schroder Investment Management North America Inc.

Schroder Investment Management North America Inc. ("SIMNA Inc.") is a Sub-Adviser for the Registrant's Opportunistic Income Fund. The principal business address of SIMNA Inc. is 7 Bryant Park, New York, New York 10018. SIMNA Inc. is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of SIMNA Inc. has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Snow Capital Management, L.P.

Snow Capital Management, L.P. ("SCM") is a Sub-Adviser for the Registrant's Small Cap II Fund. The principal address of SCM is 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143. SCM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Richard A. Snow President and Chief Investment Officer	Jewish Healthcare Foundation Centre City Tower, Suite 2400 650 Smithfield Street Pittsburgh PA, 15222	Trustee
	Quality Warehouse & Distribution Co., Inc. 100 Sweetwater Lane Edison, NJ 08837	Minority Owner
	Diamond Kinetics 700 River Avenue Pittsburgh, PA 15212	Investor

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Joshua Schachter Senior Portfolio Manager, Principal	Diamond Kinetics 700 River Avenue Pittsburgh, PA 15212	Investor, Board Member
	Maccabi USA 1511 Walnut Street, Suite 401 Philadelphia, PA 19102	Board Member
	The Friendship Circle 5872 Northumberland St. Pittsburgh, PA 15217	Board Member
Anne Wickland Portfolio Manager, Senior Analyst, Principal	Guy Corporation/ Tetrick Trust 92 16th Street, 2nd Floor Wheeling, WV 26003	Trustee, Treasurer
David Williams Managing Director	Taft's Ale House 1429 Race Street Cincinnati, Ohio 45202	Investor

Sompo Japan Nipponkoa Asset Management Co., Ltd.

Sompo Japan Nipponkoa Asset Management Co., Ltd. ("SNAM") is a Sub-Adviser for the Registrant's World Select Equity Fund. The principal business address of SNAM is Kyoritsu Nihonbashi Bldg., 2-2-16 Nihonbashi, Chuo-Ku, Tokyo, Japan 1030027. SNAM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of SNAM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

SSGA Funds Management, Inc.

SSGA Funds Management, Inc. ("SSGA FM") is a Sub-Adviser for the Registrant's Large Cap Index, S&P 500 Index, Extended Market Index and Dynamic Asset Allocation Funds. The principal business address of SSGA FM is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. SSGA FM is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the principal business address of each of the companies listed below is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James E. Ross Chairman and Director of SSGA FM	State Street Global Advisors	Executive Vice President of SSGA
Ellen Needhamn Director and President of SSGA FM	State Street Global Advisors	Senior Managing Director of SSGA

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Barry Smith Director and CTA—Chief Marketing Officer of SSGA FM	State Street Global Advisors	Senior Managing Director of SSGA
Lori Heinel Director of SSGA FM	State Street Global Advisors	Executive Vice President of SSGA
Steven Lipiner Director of SSGA FM	State Street Global Advisors	Chief Financial Officer of SSGA
Alyssa Albertelli Chief Compliance Officer of SSGA FM	State Street Global Advisors	Chief Compliance Officer of SSGA
Bo Trevino Treasurer of SSGA FM	State Street Global Advisors	Vice President of SSGA
Sean O'Malley, Esq. Chief Legal Officer of SSGA FM	State Street Global Advisors	Deputy General Counsel of SSGA
Ann Carpenter Chief Operating Officer of SSGA FM	State Street Global Advisors	Managing Director of SSGA
Greg Hartch Chief Risk Officer of SSGA FM	State Street Global Advisors	Senior Vice President of SSGA
Joshua Weinberg, Esq. Clerk of SSGA FM	State Street Global Advisors	Managing Director and Managing Counsel of SSGA
Dan Furman, Esq. Assistant Clerk of SSGA FM	State Street Global Advisors	Managing Director and Managing Counsel of SSGA
Leanne Dunn, Esq. Assistant Clerk of SSGA FM	State Street Global Advisors	Managing Director and Managing Counsel of SSGA
Mike Pastore, Esq. Assistant Clerk of SSGA FM	State Street Global Advisors	Managing Director and Managing Counsel of SSGA

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a Sub-Adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Peter J. Wilby Chief Investment Officer, Managing Member of General Partner	Stone Harbor Investment Funds 31 West 52nd Street 16th Floor New York, NY 10019	President

Towle & Co

Towle & Co ("Towle") is a Sub-Adviser for the Registrant's World Select Equity Fund. The principal business address of Towle is 1610 Des Peres Road, Suite 250, St. Louis, Missouri 63131. Towle is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Towle has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

WCM Investment Management

WCM Investment Management ("WCM") is a Sub-Adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of WCM is 281 Brooks Street, Laguna Beach, California 92651. WCM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WCM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee

Wellington Management Company LLP

Wellington Management Company LLP ("Wellington Management") is a Sub-Adviser for the Registrant's Opportunistic Income and Ultra Short Duration Bond Funds. The principal business address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Wells Capital Management Incorporated

Wells Capital Management Incorporated ("WellsCap") is a Sub-Adviser for the Registrant's Core Fixed Income Fund. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105. WellsCap is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WellsCap has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a Sub-Adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
John D. Kenney Vice President, Legg Mason, Inc.	QS Investors Holdings, LLC 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	QS Batterymarch Financial Management, Inc. 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	QS Legg Mason Global Asset Allocation, LLC 880 Third Avenue, 7th Floor, New York, NY 10022	Director and former Chief Executive Officer
	Legg Mason Charitable Foundation, Inc. 880 Third Avenue, 7th Floor, New York, NY 10022	Vice President
	ClearBridge Investments, LLC 100 International Drive, Baltimore, MD 21202	Director
	Legg Mason ClearBridge Holdings, LLC 620 8th Avenue,48th Floor, New York, NY 10018	Director
	Legg Mason Australia Holdings Pty, LLC 100 International Drive, Baltimore, MD 21202	Director
	Royce & Associates Level 47, 120 Collins Street, Melbourne, VIC 3000, Australia	Director
	Brandywine Global Investment Management, LLC 745 Fifth Avenue, New York, NY 10019	Director
	Permal Group Limited 2929 Arch Street, 8th Floor, Philadelphia, PA 19104	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Martin Currie (Holdings) Limited 12 St. James's Square, London, SW1Y 4LB, United Kingdom	Director
	Martin Currie Limited Clarendon House, 2 Church Street, Hamilton HM11, Bermuda	Director
	RARE Infrastructure USA Inc. Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2ES, United Kingdom	Director
	RARE Infrastructure Finance Pty Limited 203 N LaSalle Street, Suite 2100, Chicago IL 60601	Director
	RARE Infrastructure (Sovereign Enterprise No. 1) Pty Limited Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director
	RARE Infrastructure Limited Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director
	RARE Infrastructure (Europe) Pty Limited Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director
	RARE Infrastructure (North America) Pty Limited Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director
	RARE Holdings Pty Limited Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director
Thomas C. Merchant Director	Legg Mason, Inc. 100 International Drive, Baltimore, MD 21202	General Counsel and Secretary, Executive Vice President
	Legg Mason & Co., LLC 100 International Drive, Baltimore, MD 21202	Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason Political Action Committee 100 International Drive, Baltimore, MD 21202	Member and Secretary
	The Baltimore Company 100 International Drive, Baltimore, MD 21202	Secretary
	BMML, Inc. 100 International Drive, Baltimore, MD 21202	Secretary
	Brandywine Global Investment Management, LLC 2929 Arch Street, 8th Floor, Philadelphia, PA 19104	Secretary
	Barrett Associates, Inc. 90 Park Avenue, New York, NY 10016	Secretary
	Legg Mason Charitable Foundation, Inc. 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Commercial Real Estate Services, Inc. 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason International Holdings, LLC 100 International Drive, Baltimore, MD 21202,USA	Secretary
	Legg Mason Realty Group, Inc. 100 International Drive, Baltimore, MD 21202,USA	Secretary
	Legg Mason Realty Partners, Inc. 100 International Drive, Baltimore, MD 21202,USA	Secretary
	Legg Mason Tower, Inc. 100 International Drive, Baltimore, MD 21202,USA	Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason Holdings, LLC 100 International Drive, Baltimore, MD 21202,USA	Secretary
	LM Capital Support V, LLC 100 International Drive, Baltimore, MD 21202	Secretary
	LMOBC, Inc. 600 Vine Street, Suite 2100, Cincinnati, OH 45202	Secretary
	Pelican Holdings I, LLC 100 International Drive, Baltimore, MD 21202	Secretary
	Pelican Holdings II, LLC 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Real Estate Securities Advisors, Inc. 100 International Drive, Baltimore, MD 21202	Secretary
	QS Batterymarch Financial Management, Inc. 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	QS Legg Mason Global Asset Allocation, LLC 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	QS Investors Holdings, LLC 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	Western Asset Management Company Limited 10 Exchange Square, 10th Floor, Primrose Street, London EC2A 2EN, United Kingdom	Director
Jennifer W. Murphy Director and Chief Operating Officer	Brandywine Global Investment Management (Europe) Limited Level 17, Heron Tower 110 Bishopgate, London EC2N 4AY, United Kingdom	Former Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna Senator Building 12, Bielanska str. 00-085, Warsaw, Poland	Former Director
	Legg Mason International Equities Limited 201 Bishopsgate, London EC2M 3AB, United Kingdom	Former Director
	Legg Mason Political Action Committee 100 International Drive, Baltimore, MD 21202	Former Member
	Brandywine Global Investment Management, LLC 2929 Arch Street, 8th Floor, Philadelphia, PA 19104	Former Manager
Peter H. Nachtwey Director	Legg Mason, Inc. 100 International Drive, Baltimore, MD 21202	Senior Executive Vice President and Chief Financial Officer
	Legg Mason & Co., LLC 100 International Drive, Baltimore, MD 21202	Director and President
	The Baltimore Company 100 International Drive, Baltimore, MD 21202	Director and President
	QS Batterymarch Financial Management, Inc. 880 Third Avenue, 7th Floor, New York, NY 10022	Former Director
	BMML, Inc. 100 International Drive, Baltimore, MD 21202	Director and President
	Brandywine Global Investment Management, LLC 2929 Arch Street, 8th Floor, Philadelphia, PA 19104	Former Director
	ClearBridge Investments, LLC 620 8th Avenue, 48th Floor, New York, NY 10018	Former Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason ClearBridge Holdings, LLC 100 International Drive, Baltimore, MD 21202	Manager
	Legg Mason Fund Asset Management, Inc. 620 8th Avenue, New York, NY 10018	Director
	ClearBridge, LLC 100 International Drive, Baltimore, MD 21202	Director
	Legg Mason Commercial Real Estate Services, Inc. 100 International Drive, Baltimore, MD 21202	Director and President
	QS Legg Mason Global Asset Allocation, LLC 880 Third Avenue,7th Floor, New York, NY 10022	Former Director
	Legg Mason Investment Counsel, LLC 100 International Drive, Baltimore, MD 21202	Former Director
	Legg Mason Political Action Committee 100 International Drive, Baltimore, MD 21202	Member and Chairman
	Legg Mason International Holdings, LLC 100 International Drive, Baltimore, MD 21202,USA	Director
	Legg Mason Private Portfolio Group, LLC 620 8th Avenue,48th Floor, New York, NY 10018	Director
	Legg Mason Real Estate Securities Advisors, Inc. 100 International Drive, Baltimore, MD 21202,USA	Director and President
	Legg Mason Realty Group, Inc. 100 International Drive, Baltimore, MD 21202,USA	Director and President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason Realty Partners, Inc. 100 International Drive, Baltimore, MD 21202,USA	Director and President
	Legg Mason Tower, Inc. 100 International Drive, Baltimore, MD 21202,USA	Director and President
	LM BAM, Inc. 46 Public Square, Suite 700, Wilkes Barre, PA 18701	Director and President
	LM Capital Support V, LLC 100 International Drive, Baltimore, MD 21202	Director and President
	Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna Sena00-085 Warsaw, Poland tor Building 12 Bielanska str.	Director
	Pelican Holdings I, LLC 100 International Drive, Baltimore, MD 21202	Director
	Pelican Holdings II, LLC 100 International Drive, Baltimore, MD 21202	Director
	Royce & Associates, LLC 745 Fifth Avenue, New York, NY 10019	Manager
	Legg Mason Royce Holdings, LLC 100 International Drive, Baltimore, MD 21202	Manager
	LM/Clarion I, LLC 100 International Drive, Baltimore, MD 21202	Manager
	LM/Clarion II, LLC 100 International Drive, Baltimore, MD 21202	Manager
Bruce D. Alberts Chief Financial Officer and Director of Finance and Administration	Gray Seifert & Company, LLC 100 International Drive, Baltimore, MD 21202	Director and President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Marzo Bernardi Director of Client Services and Marketing	Legg Mason Charitable Foundation, Inc. 100 International Drive, Baltimore, MD 21202	Vice President and Treasurer
Charles A. Ruys de Perez Secretary, General Counsel and Head of Legal and Compliance	Western Asset Holdings (Australia) Pty Ltd Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia	Director
	Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia	Director
	Western Asset Management Company Pte. Ltd 36th Floor, Shin Marunouchi Building, 5-1 Marunochi 1-Chome Chiyodaku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Pte. Ltd 1 George Street #23-02, Singapore 049145	Director
	Western Asset Management Company Limited 10 Exchange Square,10th Floor, Primrose Street, London EC2A 2EN United Kingdom	Director

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western Asset Limited") is a Sub-Adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset Limited is 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom. Western Asset Limited is a registered investment adviser under the Advisers Act.

Name	Principal Business Address	Other Position(s) Held
Charles A. Ruys de Perez Director	Western Asset Holdings (Australia) Pty Ltd Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Western Asset Management Company Pty Ltd Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia	Director
	Western Asset Management Company Ltd 36th Floor, Shin Marunouchi Building, 5-1 Marunochi 1-Chome Chiyodaku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Pte. Ltd. 1 George Street #23-01, Singapore 049145	Director
	Western Asset Management Company 385 E. Colorado Boulevard, Pasadena, California, 91101	Secretary, General Counsel and Head of Legal & Compliance
Michael B. Zelouf Director and Director of London Operations	Western Asset Management (UK) Holdings Limited 10 Exchange Square,10th Floor, Primrose Street, London EC2A 2EN United Kingdom	Director
Thomas C. Merchant Director	Legg Mason, Inc. 100 International Drive, Baltimore, MD 21202	Executive Vice President, General Counsel and Secretary
	Legg Mason & Co., LLC 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Political Action Committee 100 International Drive, Baltimore, MD 21202	Member and Secretary
	The Baltimore Company 100 International Drive, Baltimore, MD 21202	Secretary
	BMML, Inc. 100 International Drive, Baltimore, MD 21202	Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Brandywine Global Investment Management, LLC 2929 Arch Street, 8th Floor, Philadelphia, PA 19104	Secretary
	Barrett Associates, Inc. 90 Park Avenue, New York, NY 10016	Secretary
	Legg Mason Charitable Foundation, Inc. 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Commercial Real Estate Services, Inc. 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason International Holdings, LLC 100 International Drive, Baltimore, MD 21202,USA	Secretary
	Legg Mason Realty Group, Inc. 100 International Drive, Baltimore, MD 21202,USA	Secretary
	Legg Mason Realty Partners, Inc. 100 International Drive, Baltimore, MD 21202,USA	Secretary
	Legg Mason Tower, Inc. 100 International Drive, Baltimore, MD 21202,USA	Secretary
	Legg Mason Holdings, LLC 100 International Drive, Baltimore, MD 21202,USA	Secretary
	LM Capital Support V, LLC 100 International Drive, Baltimore, MD 21202	Secretary
	LMOBC, Inc. 600 Vine Street, Suite 2100, Cincinnati, OH 45202	Secretary
	Pelican Holdings I, LLC 100 International Drive, Baltimore, MD 21202	Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Pelican Holdings II, LLC 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Real Estate Securities Advisors, Inc. 100 International Drive, Baltimore, MD 21202	Secretary
	QS Batterymarch Financial Management, Inc. 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	QS Legg Mason Global Asset Allocation, LLC 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	QS Investors Holdings, LLC 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	Western Asset Management Company Limited 10 Exchange Square, 10th Floor, Primrose Street, London EC2A 2EN, United Kingdom	Director
Kate Blackledge Secretary and Manager of Corporate and Legal Affairs	Western Asset Management (UK) Holdings Limited 10 Exchange Square, 10th Floor, Primrose Street, London EC2A 2EN, United Kingdom	Secretary

William Blair Investment Management, LLC

William Blair Investment Management, LLC ("William Blair") is a Sub-Adviser for the Registrant's Small Cap Fund. The principal business address is 150 N. Riverside Plaza, Chicago, Illinois 60606. William Blair is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Edgar Coolidge III Vice Chairman	Duluth Trading Company, LLC 170 Countryside Dr. Belleville, WI 53508	Director
	Shields Meneley Partners 311 South Wacker Drive Chicago, IL 60606	Chairman, Advisory Board

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Coolhart Enterprises 516 N. Ogden Ave., Ste. 121 Chicago, IL 60642	Managing Member
	Shields Menely Partners 311 W. Wacker Drive, #4550 Chicago, IL 60606	Advisory Director
Brent Gledhill Executive Committee Member	Afrimax Limited 2 Eastbourne Terrace London, England W2 6LG	Board Member

Item 32.  Principal Underwriter.

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	February 16, 2011
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
The KP Funds	September 19, 2013
The Advisors' Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015

SEI Energy Debt Fund	June 30, 2015
Winton Diversified Opportunities Fund	September 1, 2015
Gallery Trust	January 8, 2016
RiverPark Floating Rate CMBS Fund (f/k/a RiverPark Commercial Real Estate Fund)	August 12, 2016
Schroder Series Trust	February 10, 2017
Schroder Global Series Trust	February 10, 2017
City National Rochdale Select Strategies Fund	March 1, 2017

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office With Underwriter	Positions and Offices With Registrant
William M. Doran	Director	Trustee
Paul F. Klauder	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	Director, President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
John P. Coary	Vice President & Assistant Secretary	—
Lori L. White	Vice President & Assistant Secretary	—
Judith A. Hirx	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—

(c)  Not applicable.

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5),(6),(9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Acadian Asset Management LLC
260 Franklin Street
Boston, Massachusetts 02109

AJO, LP
230 South Broad Street
20th Floor
Philadelphia, Pennsylvania 19102

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Analytic Investors, LLC
555 West Fifth Street
50th Floor
Los Angeles, California 90013

AQR Capital Management, LLC
Two Greenwich Plaza
Greenwich, Connecticut 06830

Ares Management LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

ArrowMark Colorado Holdings, LLC
100 Fillmore Street, Suite 325
Denver, Colorado 80206

AS Trigon Asset Management
Pärnu Mnt 18
Tallinn, Estonia 10141

Axiom International Investors LLC
33 Benedict Place
2nd Floor
Greenwich, Connecticut 06830

Baillie Gifford Overseas Ltd
Calton Square
1 Greenside Road
Edinburgh, Scotland EH1 3AN

Barrow, Hanley, Mewhinney & Strauss, LLC
2200 Ross Avenue
31st Floor
Dallas, Texas 75201-2761

Benefit Street Partners L.L.C.
9 West 57th Street, Suite 4700
New York, New York 10019

BlackRock International Ltd.
Exchange Place One
I Semple Street
Edinburgh EH3 8BL, United Kingdom

Brigade Capital Management, LP
399 Park Avenue
16th Floor
New York, New York 10022

Cardinal Capital Management, L.L.C.
Four Greenwich Office Park
Greenwich, Connecticut 06831

CastleArk Management LLC
1 N. Wacker Drive
Suite 3950
Chicago, Illinois 60606

Causeway Capital Management LLC
11111 Santa Monica Boulevard
15th Floor
Los Angeles, California 90025

Coho Partners, Ltd.
300 Berwyn Park, 801 Cassatt Road
Suite 100
Berwyn, Pennsylvania 19312

EAM Investors, LLC
2533 South Coast Highway 101
Suite 240
Cardiff-by-the-Sea, California 92007

EARNEST Partners LLC
1180 Peachtree Street
Suite 2300
Atlanta, Georgia 30309

Falcon Point Capital LLC
Two Embarcadero Center, Suite 420
San Francisco, California 94111

Fiera Capital Inc.
375 Park Avenue
8th Floor
New York, New York 10152

Fondsmaeglerselskabet
Maj Invest A/S
18 Gammeltorv,
DK 1457
Copenhagen K,
Denmark

Income Research & Management
100 Federal Street
30th Floor
Boston, Massachusetts 02110

INTECH Investment Management LLC
CityPlace Tower
525 Okeechobee Boulevard
Suite 1800
West Palm Beach, Florida 33401

Integrity Asset Management
4900 Tiedeman Road
Brooklyn, Ohio 44144

Investec Asset Management Ltd.
Woolgate Exchange
25 Basinghall Street
London EC2V 5HA, United Kingdom

Jackson Square Partners, LLC
101 California Street, Suite 3750
San Francisco, California 94111

Jennison Associates LLC
466 Lexington Avenue
New York, New York 10017

J O Hambro Capital Management Limited
Ryder Court
14 Ryder Street
London, SW1Y, 6QB, United Kingdom

J.P. Morgan Investment Management Inc.
270 Park Avenue
New York, New York 10167

KBI Global Investors (North America) Ltd
3rd Floor
2 Harbourmaster Place
IFSC
Dublin 1, Ireland

Lazard Asset Management LLC
30 Rockefeller Plaza
59th Floor
New York, New York 10112

Legal & General Investment Management America Inc.
71 S. Wacker Drive
Chicago, Illinois 60606

LMCG Investments, LLC (f/k/a Lee Munder Capital Group, LLC)
200 Clarendon Street
28th Floor
Boston, Massachusetts 02116

Logan Circle Partners, L.P.
Three Logan Square
1717 Arch Street, Suite 1500
Philadelphia, Pennsylvania 19103

LSV Asset Management
155 N. Wacker Drive
Chicago, Illinois 60606

Manulife Asset Management (US) LLC
197 Clarendon Street
Boston, Massachusetts 02116

McKinley Capital Management, LLC
3301 C Street, Suite 500
Anchorage, Alaska 99503

Metropole Gestion SA
9, Rue Des Filles
Saint Thomas
Paris, France 75002

Metropolitan West Asset Management, LLC
865 S. Figueroa Street, Suite 1800
Los Angeles, California 90017

Neuberger Berman Investment Advisers LLC
1260 Sixth Avenue,
New York, NY 10104

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street,
New York, New York 10281

OppenheimerFunds, Inc.
6801-6803 S. Tucson Way,
Centennial, Colorado 80112

QS Investors, LLC
880 Third Avenue
7th Floor
New York, New York 10022

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Rhicon Currency Management Pte Ltd
80 Tras Street #01-03
Singapore 279199

RWC Asset Advisors (US) LLC
2640 S. Bayshore Drive, Suite 201
Miami, Florida 33133

Schroder Investment Management North America Inc.
7 Bryant Park
New York, New York 10018

Snow Capital Management, L.P.
2000 Georgetowne Drive, Suite 200
Sewickley, Pennsylvania 15143-8992

Sompo Japan Nipponkoa Asset Management Co., Ltd.
Kyoritsu Nihonbashi Bldg.,
2-2-16 Nihonbashi, Chuo-ku, Tokyo, Japan 1030027

SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Stone Harbor Investment Partners LP
31 West 52nd Street
16th Floor
New York, New York 10019

Towle & Co
1610 Des Peres Road
Suite 250
St. Louis, Missouri 63131

WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651-2974

Wellington Management Company LLP
280 Congress Street
Boston, Massachusetts 02210

Wells Capital Management Incorporated
525 Market Street
10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard
6th Floor
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A 2EN, United Kingdom

William Blair Investment Management, LLC (f/k/a William Blair & Company L.L.C.)
150 N. Riverside Plaza
Chicago, Illinois 60606

Item 34.  Management Services:

None.

Item 35.  Undertakings:

None.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers or Shareholders individually, but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective amendment No. 105 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of January, 2018.

SEI INSTITUTIONAL INVESTMENTS TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	* William M. Doran	Trustee	January 12, 2018
	* George J. Sullivan, Jr.	Trustee	January 12, 2018
	* Nina Lesavoy	Trustee	January 12, 2018
	* James M. Williams	Trustee	January 12, 2018
	* Mitchell A. Johnson	Trustee	January 12, 2018
	* Hubert L. Harris, Jr.	Trustee	January 12, 2018
	* Susan C. Cote	Trustee	January 12, 2018
	/s/ ROBERT A. NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	January 12, 2018
	/s/ JAMES HOFFMAYER James Hoffmayer	Controller & Chief Financial Officer	January 12, 2018
*By:	/s/ ROBERT A. NESHER Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(2)	Amended Schedule B, as last revised December 5, 2017, to the Investment Advisory Agreement, dated June 14, 1996, between the Trust and SIMC
EX-99.B(d)(11)

Amended Schedule A, as last revised December 5, 2017, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended September 20, 2013, between SIMC and AJO, LP with respect to the Large Cap and U.S. Managed Volatility Funds

EX-99.B(d)(12)

Amended Schedule B, as last revised December 5, 2017, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended September 20, 2013, between SIMC and AJO, LP with respect to the Large Cap and U.S. Managed Volatility Funds

EX-99.B(d)(19)

Amended Schedules A and B, as last revised December 5, 2017, to the Investment Sub-Advisory Agreement, dated July 8, 2009, as amended June 23, 2015, between SIMC and AQR Capital Management, LLC, with respect to the Small Cap, Small Cap II, Small/Mid Cap Equity, Large Cap and Large Cap Disciplined Equity Funds

EX-99.B(d)(33)	Investment Sub-Advisory Agreement, dated December 5, 2017, between SIMC and Cardinal Capital Management, L.L.C. with respect to the Small/Mid Cap Equity Fund
EX-99.B(d)(63)	Amended Schedules A and B, as last revised December 5, 2017, to the Investment Sub-Advisory Agreement, dated July 21, 2009, between SIMC and LMCG Investments, LLC with respect to the Small Cap II Fund
EX-99.B(e)(2)	Amended Schedule A, as last revised December 5, 2017, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SIDCo
EX-99.B(g)(5)	The Tenth Amendment, dated December 11, 2017, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Registrant and U.S. Bank National Association
EX-99.B(g)(6)	Form of the Eleventh Amendment to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Registrant and U.S. Bank National Association
EX-99.B(h)(3)	Amended Schedule D, as last revised October 25, 2017, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SIGFS
EX-99.B(i)	Opinion and Consent of Counsel
EX-99.B(j)	Consent of Independent Registered Public Accounting Firm
EX-99.B(p)(11)	The Code of Ethics for ArrowMark Colorado Holdings, LLC, dated September 2017
EX-99.B(p)(19)	The Code of Ethics for Cardinal Capital Management, L.L.C., dated June 2015
EX-99.B(p)(26)	The Code of Ethics for Fiera Capital Inc., dated July 2017
EX-99.B(p)(37)	The Code of Ethics for Lazard Asset Management LLC, dated September 1, 2017
EX-99.B(p)(38)	The Code of Ethics for Legal & General Investment Management America Inc., dated August 2017